UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

                (Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: July 1, 2019 through December 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Mid Cap/Multi-Cap Funds

December 31, 2019 (Unaudited)

JPMorgan Growth Advantage Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Mid Cap Value Fund

JPMorgan Value Advantage Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.jpmorganfunds.com and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan) or, if you are a direct investor, by going to www.jpmorganfunds.com/edelivery.

You may elect to receive paper copies of all future reports free of charge. Contact your financial intermediary or, if you invest directly with the Funds, email us at funds.website.support@jpmorganfunds.com or call 1-800-480-4111. Your election to receive paper reports will apply to all funds held within your account(s).

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

February 10, 2020 (Unaudited)

Dear Shareholders,

We’ve entered 2020 with strong momentum at J.P. Morgan Asset Management, propelled by a strong 2019 for financial markets that included a 31.5% total return in the S&P 500 Index.

“Regardless of the market environment, our goal remains to be the most trusted asset manager in the world by using the unique breadth of capabilities to provide our clients and shareholders with the insights and solutions they need to achieve their long-term goals.” — Andrea L. Lisher

At the end of July 2019, the U.S. Federal Reserve responded to signs of a weakening economy by cutting interest rates for the first time in more than a decade and proceeded to cut rates two more times in 2019. Financial markets responded favorably and the S&P 500 Index reached record highs in late October. Global equity prices were also supported by easing U.S.-China trade tensions, continued growth in corporate profits and accommodative policies of leading global central banks, including a reduction in interest rates and a resumption of monthly asset purchases by the European Central Bank. These tailwinds overshadowed investor concerns about Brexit and weak economic data, allowing for a strong second half of 2019 for financial markets.

While 2019 was largely a rewarding year for investors, 2020 may bring increased market volatility amid geo-political tensions, U.S. elections and a U.S. economy that appears to be in the late stages of a record long expansion. Additionally, the strong equity market returns of the past year may be hard to replicate. On the other hand, we believe leading central banks have clearly signaled they will remain supportive of continued economic expansion, which should benefit financial markets. We believe investors who maintain a well-diversified portfolio and a long-term outlook will be best positioned in the year ahead.

Regardless of the market environment, our goal remains to be the most trusted asset manager in the world by using the unique breadth of capabilities to provide our clients and shareholders with the insights and solutions they need to achieve their long-term goals.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your assets. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

J.P. Morgan Mid Cap/Multi-Cap Funds

MARKET OVERVIEW

SIX MONTHS ENDED DECEMBER 31, 2019 (Unaudited)

Equity markets largely provided positive returns for the reporting period on the back of low interest rates, continued corporate profit growth and an easing of U.S.-China trade tensions. Overall, U.S. equity outperformed other equity markets as well as fixed income markets.

In response to slowing economic growth and continued low inflation, the U.S. Federal Reserve in late July 2019 cut interest rates for the first time in more than a decade. The central bank followed with another cut in mid-September and another at the end of October. Equity investors responded to lower interest rates by driving stock prices higher and by the end of October leading equity U.S. indexes had returned to record highs. Within U.S. large cap stocks, growth stocks mostly outperformed value stocks but within mid cap and small cap stocks, value generally outperformed growth.

Bond markets generally provided positive returns for the second half of 2019, led by U.S. high yield bonds (also known as “junk bonds”) and emerging markets debt. Investment grade U.S. corporate debt provided modest returns while yields on U.S. Treasury bonds fell during the period. For the six months ended December 31, 2019, the S&P 500 returned 10.9% and the Russell Midcap Index returned 7.6%.

2	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

JPMorgan Growth Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2019 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	10.31%
Russell 3000 Growth Index	11.89%

Net Assets as of 12/31/2019 (In Thousands)	$9,410,089

INVESTMENT OBJECTIVE**

The JPMorgan Growth Advantage Fund (the “Fund”) seeks to provide long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class A Shares, without a sales charge, underperformed the Russell 3000 Growth Index (the “Benchmark”) for the six months ended December 31, 2019. The Fund’s security selection in the health care and energy sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the producer durables and technology sectors was a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s underweight position in Apple Inc. its overweight position in Exact Sciences Co. and its out-of-Benchmark position in Waste Connections Inc. Shares of Apple, a maker of mobile and desktop devices and computers, rose amid better-than-expected quarterly earnings as well as positive investor response to the company’s newly launched services, products and latest iPhone upgrade cycle. Shares of Exact Sciences, a maker of cancer screening diagnostics, fell amid investor disappointment with its forecast for the third quarter of 2019. Shares of Waste Connections, a solid waste collection and treatment company, fell amid lower demand for recycled materials in China as well as a shift in investor demand toward more cyclical industrial businesses.

Leading individual contributors to relative performance included the Fund’s overweight positions Advanced Micro Devices Inc. and DexCom Inc. and its underweight position in Cisco Systems Inc. Shares of Advanced Micro Devices, a semiconductor maker, rose on growth in revenue and market share during the reporting period. Shares of DexCom, a medical device manufacturer, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2019. Shares of Cisco Systems, a network and information technology provider not held in the Fund, fell following two consecutive quarters of weak revenue growth.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies across market capitalizations in an effort to construct portfolios of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Microsoft Corp.	7.5%
2.	Apple, Inc.	5.3
3.	Alphabet, Inc., Class C	5.2
4.	Amazon.com, Inc.	4.3
5.	Mastercard, Inc., Class A	2.8
6.	UnitedHealth Group, Inc.	2.6
7.	Advanced Micro Devices, Inc.	1.9
8.	Global Payments, Inc.	1.9
9.	Ross Stores, Inc.	1.8
10.	PayPal Holdings, Inc.	1.7

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	38.3%
Health Care	14.3
Consumer Discretionary	13.7
Industrials	10.8
Communication Services	9.4
Financials	6.2
Materials	2.5
Others (each less than 1.0%)	1.4
Short-Term Investments	3.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2019. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	3

JPMorgan Growth Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2019

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	October 29, 1999
With Sales Charge**		4.50%	28.68%	13.43%	15.14%
Without Sales Charge		10.31	35.81	14.65	15.76
CLASS C SHARES	May 1, 2006
With CDSC***		9.04	34.12	14.09	15.18
Without CDSC		10.04	35.12	14.09	15.18
CLASS I SHARES	May 1, 2006	10.45	36.13	14.91	16.00
CLASS R2 SHARES	July 31, 2017	10.13	35.44	14.36	15.47
CLASS R3 SHARES	May 31, 2017	10.30	35.79	14.66	15.77
CLASS R4 SHARES	May 31, 2017	10.46	36.14	14.94	16.05
CLASS R5 SHARES	January 8, 2009	10.55	36.33	15.11	16.22
CLASS R6 SHARES	December 23, 2013	10.61	36.49	15.24	16.29

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/09 TO 12/31/19)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 and Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns for Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The actual returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.

Returns for Class R4 Shares prior to their inception dates are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been different to those shown because Class R4 Shares have different expenses to Class I Shares.

Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares from January 8, 2009 to December 22, 2013 and Class I Shares prior to January 8, 2009. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 and Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Growth Advantage Fund, the Russell 3000 Growth Index and the Lipper Multi-Cap Growth Funds Index from December 31, 2009 to December 31, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Multi-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Growth Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with higher price-to-book ratios and higher forecasted growth values. The Lipper Multi-Cap Growth Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

JPMorgan Mid Cap Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2019 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	7.46%
Russell Midcap Index	7.58%

Net Assets as of 12/31/2019 (In Thousands)	$1,723,019

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Equity Fund (the “Fund”) seeks long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the Russell Midcap Index (the “Benchmark”) for the six months ended December 31, 2019. The Fund’s security selection in the energy and industrials sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the health care and information technologies sectors was a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight position in Sage Therapeutics Inc. and its out-of-Benchmark positions in Progressive Corp. and Waste Connections Inc. Shares of Sage Therapeutics, a drug development company, fell after the company’s anti-depression drug candidate failed in a late-stage clinical trial. Shares of Progressive, a provider of property and casualty insurance, fell after the company reported a higher-than-expected core loss ratio for the second quarter of 2019. Shares of Waste Connections, a solid waste collection and treatment company, fell amid lower demand for recycled materials in China as well as a shift in investor demand toward more cyclical industrial businesses.

Leading individual contributors to relative performance included the Fund’s overweight positions in Advanced Micro Devices Inc., DexCom Inc. and Lam Research Corp. Shares of Advanced Micro Devices, a semiconductor maker, rose on growth in revenue and market share during the reporting period. Shares of DexCom, a medical device manufacturer, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2019. Shares of Lam Research, a maker of semiconductor manufacturing equipment, rose after the company reported better-than-expected earnings for its fiscal first quarter and amid a broader rebound in shares of semiconductor equipment makers.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up approach to stock selection, constructing a portfolio based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Fund’s portfolio managers sought to identify dominant franchises with predictable business models they deemed capable of achieving, in their view, sustained growth, as well as undervalued companies with the potential to grow their intrinsic value per share.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Advanced Micro Devices, Inc.	1.6%
2.	Global Payments, Inc.	1.5
3.	O’Reilly Automotive, Inc.	1.4
4.	Fiserv, Inc.	1.3
5.	Synopsys, Inc.	1.3
6.	Amphenol Corp., Class A	1.2
7.	AMETEK, Inc.	1.2
8.	CBRE Group, Inc., Class A	1.2
9.	Hilton Worldwide Holdings, Inc.	1.1
10.	Xcel Energy, Inc.	1.1

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	20.9%
Consumer Discretionary	14.3
Financials	13.8
Industrials	12.7
Health Care	10.3
Real Estate	7.4
Utilities	5.3
Materials	4.3
Communication Services	3.0
Energy	3.0
Consumer Staples	1.9
Short-Term Investments	3.1

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2019. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	5

JPMorgan Mid Cap Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2019
	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 2, 2009
With Sales Charge**		1.68%	25.59%	8.21%	12.46%
Without Sales Charge		7.31	32.56	9.38	13.07
CLASS C SHARES	November 2, 2009
With CDSC***		6.05	30.89	8.84	12.51
Without CDSC		7.05	31.89	8.84	12.51
CLASS I SHARES	January 1, 1997	7.46	32.91	9.73	13.44
CLASS R2 SHARES	March 14, 2014	7.18	32.22	9.11	12.91
CLASS R5 SHARES	March 14, 2014	7.54	33.09	9.86	13.52
CLASS R6 SHARES	March 14, 2014	7.58	33.21	9.94	13.57

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/09 TO 12/31/19)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 Shares prior to their inception date are based on the performance of Class A Shares from December 31, 2009 to March 13, 2014. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares.

Returns for Class R5 and Class R6 Shares prior to their inception dates are based on the performance of Class I Shares. The actual returns of Class R5 and Class R6 Shares would have been different because Class R5 and Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Class I Shares of JPMorgan Mid Cap Equity Fund, the Russell Midcap Index, the Lipper Multi-Cap Core Funds Index and the Lipper Multi-Cap Growth Funds Index from December 31, 2009 to December 31, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell

Midcap Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the bench mark, if applicable. The performance of the Lipper Mid-Cap Core Funds Index and the Lipper Multi-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. The Lipper Mid-Cap Core Funds Index and the Lipper Multi-Cap Growth Funds Index are indices based on total returns of certain mutual funds within designated categories as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

JPMorgan Mid Cap Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2019 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	7.96%
Russell Midcap Growth Index	7.45%

Net Assets as of 12/31/2019 (In Thousands)	$4,842,246

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Growth Fund (the “Fund”) seeks growth of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the Russell Midcap Growth Index (the “Benchmark”) for the six months ended December 31, 2019. The Fund’s security selection in the consumer discretionary and financial services sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the materials & processing sector was the sole significant detractor from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Advanced Micro Devices Inc. and Insulet Corp. and its out-of-Benchmark position in Generac Holdings Inc. Shares of Advanced Micro Devices, a semiconductor maker, rose on growth in revenue and market share during the reporting period. Shares of Insulet, a maker of insulin infusion devices, rose after the company reported better-than-expected earnings and growth in product revenue for the third quarter of 2019. Shares of Generac Holdings, a maker of electrical generators and related products, rose amid scheduled electricity blackouts in California and natural disasters elsewhere during the reporting period.

Leading individual detractors from relative performance included the Fund’s overweight positions in Sage Therapeutics and Exact Sciences Corp. and its out-of-Benchmark position in Waste Connections Inc. Shares of Sage Therapeutics, a drug development company, fell after the company’s anti-depression drug candidate failed in a late-stage clinical trial. Shares of Exact Sciences, a maker of cancer screening diagnostics, fell amid investor disappointment with its forecast for the third quarter of 2019. Shares of Waste Connections, a solid waste collection and treatment company, fell amid lower demand for recycled materials in China as well as a shift in investor preferences toward more cyclical industrial businesses.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies in an effort to construct a portfolio of stocks that have strong funda-

mentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***

1.	Advanced Micro Devices, Inc.	3.0%
2.	Global Payments, Inc.	2.9
3.	O’Reilly Automotive, Inc.	2.7
4.	Fiserv, Inc.	2.6
5.	Synopsys, Inc.	1.7
6.	Lam Research Corp.	1.6
7.	Ingersoll-Rand plc	1.6
8.	Waste Connections, Inc.	1.5
9.	Lululemon Athletica, Inc.	1.5
10.	Zebra Technologies Corp., Class A	1.5

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	34.4%
Consumer Discretionary	16.4
Industrials	16.4
Health Care	14.0
Financials	5.9
Materials	3.8
Communication Services	3.2
Real Estate	1.1
Energy	0.7
Short-Term Investments	4.1

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2019. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	7

JPMorgan Mid Cap Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2019

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge**		2.11%	31.94%	10.52%	13.39%
Without Sales Charge		7.78	39.23	11.71	14.00
CLASS C SHARES	November 4, 1997
With CDSC***		6.55	37.55	11.16	13.44
Without CDSC		7.55	38.55	11.16	13.44
CLASS I SHARES	March 2, 1989	7.96	39.66	12.06	14.36
CLASS R2 SHARES	June 19, 2009	7.64	38.89	11.48	13.80
CLASS R3 SHARES	September 9, 2016	7.80	39.23	11.71	14.01
CLASS R4 SHARES	September 9, 2016	7.92	39.55	11.99	14.29
CLASS R5 SHARES	November 1, 2011	8.03	39.85	12.21	14.49
CLASS R6 SHARES	November 1, 2011	8.07	39.96	12.27	14.55

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/09 TO 12/31/19)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for the Class R3, Class R4, Class R5 and Class R6 Shares prior to their inception dates are based on the performance of Class I Shares. Prior performance for Class R3 and Class R4 Shares has been adjusted to reflect the differences in expenses between classes. The actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Mid Cap Growth Fund, the Russell Midcap Growth Index and the Lipper Mid-Cap Growth Funds Index from December 31, 2009 to December 31, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mid-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Mid-Cap Growth Funds Index is an index based on total returns of certain mutual funds within designated categories as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2019 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	7.11%
Russell Midcap Value Index	7.66%

Net Assets as of 12/31/2019 (In Thousands)	$17,143,311

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Value Fund (the “Fund”) seeks growth from capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares underperformed the Russell Midcap Value Index (the “Benchmark”) for the six months ended December 31, 2019. The Fund’s security selection in the energy and financials sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the health care and materials sectors was a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Expedia Group Inc. and Middleby Corp. and its underweight position in State Street Corp. Shares of Expedia, a provider of online travel booking, fell amid increased competition and lower-than-expected earnings and revenue for the third quarter of 2019. Shares of Middleby, a food service equipment manufacturer, fell after the company reported lower-than-expected sales for the third quarter of 2019 and weak results for the second quarter of 2019. Shares of State Street, a banking and financial services company not held in the Fund, rose after the company reported better-than-expected earnings for the third quarter of 2019.

Leading individual contributors to relative performance included the Fund’s out-of-Benchmark positions in CDW Corp. and Sherwin-Williams Co. and its overweight position in Tiffany & Co. Shares of CDW, a provider of information technology and services, rose following the company’s initial public offering in June and its inclusion in the S&P 500 Index. Shares of Sherwin-Williams, a paints and coatings manufacturer, rose amid quarterly earnings growth and after the settlement of decades-long lead paint litigation with the state of California. Shares of Tiffany, a luxury retailer, rose after the company agreed to a $16.2 billion acquisition by LVMH Moet Hennessey Louis Vuitton SE.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in their view, sustainable levels of free cash flow.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Xcel Energy, Inc.	2.2%
2.	WEC Energy Group, Inc.	2.1
3.	CMS Energy Corp.	2.1
4.	Loews Corp.	1.9
5.	M&T Bank Corp.	1.9
6.	Diamondback Energy, Inc.	1.7
7.	Williams Cos., Inc. (The)	1.6
8.	Sempra Energy	1.6
9.	T. Rowe Price Group, Inc.	1.6
10.	AutoZone, Inc.	1.5

PORTFOLIO COMPOSITION BY SECTOR***
Financials	22.1%
Real Estate	13.5
Consumer Discretionary	11.9
Utilities	10.9
Industrials	8.8
Information Technology	6.7
Health Care	6.6
Energy	5.4
Materials	4.8
Consumer Staples	3.9
Communication Services	2.8
Short-Term Investments	2.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2019. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	9

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2019

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	April 30, 2001
With Sales Charge**		1.23%	19.37%	5.65%	11.51%
Without Sales Charge		6.84	26.00	6.79	12.11
CLASS C SHARES	April 30, 2001
With CDSC***		5.57	24.35	6.25	11.54
Without CDSC		6.57	25.35	6.25	11.54
CLASS I SHARES	October 31, 2001	7.00	26.34	7.07	12.39
CLASS L SHARES	November 13, 1997	7.11	26.63	7.32	12.65
CLASS R2 SHARES	November 3, 2008	6.71	25.70	6.52	11.82
CLASS R3 SHARES	September 9, 2016	6.85	26.00	6.79	12.11
CLASS R4 SHARES	September 9, 2016	6.99	26.32	7.06	12.39
CLASS R5 SHARES	September 9, 2016	7.07	26.51	7.25	12.62
CLASS R6 SHARES	September 9, 2016	7.14	26.67	7.32	12.66

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/09 TO 12/31/19)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns of Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.

Returns for the Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been lower because Class R4 Shares have higher expenses than Class I Shares.

Returns for the Class R5 and R6 Shares prior to their inception dates are based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been lower than those shown because Class R5 Shares have higher expenses than Class L Shares. The actual returns for Class R6 Shares would have been similar to those shown because Class R6 Shares have similar expenses to Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Mid Cap Value Fund, the Russell Midcap Value Index, the Lipper Mid-Cap Value Funds Index and the Lipper Mid-Cap Core Funds Index from December 31, 2009 to December 31, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mid-Cap Value Funds Index and the Lipper Mid-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Mid-Cap Value Funds Index and the Lipper Mid-Cap Core Funds Index are indices based on total returns of certain mutual funds within designated categories as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

JPMorgan Value Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2019 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	8.88%
Russell 3000 Value Index	8.80%

Net Assets as of 12/31/2019 (In Thousands)	$11,947,202

INVESTMENT OBJECTIVE**

The JPMorgan Value Advantage Fund (the “Fund”) seeks to provide long-term total return from a combination of income and capital gains.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares outperformed the Russell 3000 Value Index (the “Benchmark”) for the six months ended December 31, 2019. The Fund’s security selection in the materials and consumer discretionary sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the information technology and communication services sector was a leading detractor from relative performance.

Leading individual contributors to performance relative to the Benchmark included the Fund’s overweight positions in Bank of America Corp., PNC Financial Services Group Inc. and Martin Marietta Materials Inc. Shares of Bank of America and PNC Financial Services Group, both diversified financial services companies, rose amid broader gains in shares of large banks during the reporting period. Shares of Martin Marietta, a provider of crushed stone, sand and gravel, rose after the company reported revenue growth for the second quarter of 2019 and raised its forecast for the full year 2019.

Leading individual detractors from relative performance included the Fund’s underweight positions in JPMorgan Chase & Co., Intel Corp. and AT&T Corp., none of which were held in the Fund. Shares of JPMorgan Chase, which the Fund is prohibited from holding, rose amid broader gains in stocks of large banks during the reporting period. Shares of Intel, a manufacturer of computer products and technologies, rose amid strong demand for semiconductors during the reporting period. Shares of AT&T, a telecommunications provider, rose after the company announced plans to cut $1.5 billion in costs, increase in its dividend and repurchase of 100 million shares.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in the portfolio managers’ view, significant levels of free cash flow.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Bank of America Corp.	3.7%
2.	Capital One Financial Corp.	2.2
3.	PNC Financial Services Group, Inc. (The)	2.1
4.	Wells Fargo & Co.	1.9
5.	Loews Corp.	1.8
6.	Chevron Corp.	1.8
7.	Pfizer, Inc.	1.6
8.	Delta Air Lines, Inc.	1.5
9.	ConocoPhillips	1.5
10.	Verizon Communications, Inc.	1.5

PORTFOLIO COMPOSITION BY SECTOR***
Financials	31.4%
Health Care	10.3
Energy	8.7
Consumer Discretionary	7.1
Industrials	7.0
Real Estate	6.9
Utilities	5.6
Communication Services	5.0
Information Technology	4.8
Consumer Staples	4.7
Materials	4.3
Short-Term Investments	4.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2019. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	11

JPMorgan Value Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2019

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2005
With Sales Charge**		2.98%	20.08%	6.53%	11.39%
Without Sales Charge		8.67	26.72	7.68	12.00
CLASS C SHARES	February 28, 2005
With CDSC***		7.40	25.09	7.15	11.44
Without CDSC		8.40	26.09	7.15	11.44
CLASS I SHARES	February 28, 2005	8.80	27.03	7.95	12.27
CLASS L SHARES	February 28, 2005	8.88	27.20	8.17	12.52
CLASS R2 SHARES	July 31, 2017	8.53	26.39	7.41	11.72
CLASS R3 SHARES	September 9, 2016	8.65	26.70	7.67	11.99
CLASS R4 SHARES	September 9, 2016	8.81	27.05	7.95	12.27
CLASS R5 SHARES	September 9, 2016	8.91	27.23	8.15	12.52
CLASS R6 SHARES	September 9, 2016	8.94	27.36	8.22	12.55

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/09 TO 12/31/19)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 and Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.

Returns for the Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses to Class I Shares.

Returns for the Class R5 and Class R6 Shares prior to their inception dates are based on the performance of Class L Shares. The actual returns for Class R5 and Class R6 Shares would have been different to those shown because Class R5 and Class R6 Shares have different expenses to Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Value Advantage Fund, the Russell 3000 Value Index and the Lipper Multi-Cap Value Funds Index from December 31, 2009 to

December 31, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Multi-Cap Value Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Value Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. The Lipper Multi-Cap Value Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.6%

Automobiles — 1.6%

Tesla, Inc. * (a)	354	148,172

Banks — 1.5%

East West Bancorp, Inc.	1,248	60,753

First Republic Bank	705	82,838

		143,591

Biotechnology — 3.7%

Amgen, Inc.	509	122,584

Exact Sciences Corp. *	782	72,338

Exelixis, Inc. * (a)	2,317	40,817

Intercept Pharmaceuticals, Inc. * (a)	336	41,674

Regeneron Pharmaceuticals, Inc. *	123	45,996

Sage Therapeutics, Inc. * (a)	297	21,448

		344,857

Building Products — 0.9%

Fortune Brands Home & Security, Inc.	1,240	81,028

Capital Markets — 3.9%

BlackRock, Inc.	136	68,266

Charles Schwab Corp. (The)	1,476	70,208

Nasdaq, Inc.	666	71,313

S&P Global, Inc.	475	129,699

TD Ameritrade Holding Corp.	519	25,809

		365,295

Commercial Services & Supplies — 2.6%

Copart, Inc. *	1,047	95,242

Waste Connections, Inc.	1,597	145,005

		240,247

Communications Equipment — 0.4%

Arista Networks, Inc. * (a)	204	41,443

Construction Materials — 0.8%

Vulcan Materials Co. (a)	552	79,439

Containers & Packaging — 1.7%

Avery Dennison Corp.	631	82,560

Ball Corp.	1,164	75,244

		157,804

Electrical Equipment — 2.0%

AMETEK, Inc.	811	80,929

Generac Holdings, Inc. *	1,047	105,348

		186,277

Electronic Equipment, Instruments & Components — 2.8%

Amphenol Corp., Class A	646	69,949

Keysight Technologies, Inc. *	843	86,517

INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — continued

Zebra Technologies Corp., Class A *	424	108,230

		264,696

Entertainment — 3.1%

Netflix, Inc. *	300	96,909

Spotify Technology SA *	520	77,736

Take-Two Interactive Software, Inc. *	954	116,768

		291,413

Health Care Equipment & Supplies — 1.8%

DexCom, Inc. *	387	84,630

Intuitive Surgical, Inc. *	149	88,318

		172,948

Health Care Providers & Services — 3.9%

Acadia Healthcare Co., Inc. * (a)	1,167	38,774

Anthem, Inc.	253	76,384

UnitedHealth Group, Inc.	852	250,324

		365,482

Health Care Technology — 1.5%

Teladoc Health, Inc. *	1,161	97,191

Veeva Systems, Inc., Class A *	303	42,634

		139,825

Hotels, Restaurants & Leisure — 0.6%

Hilton Worldwide Holdings, Inc.	511	56,712

Household Durables — 0.7%

Garmin Ltd.	717	69,956

Insurance — 0.9%

Progressive Corp. (The)	1,163	84,219

Interactive Media & Services — 6.1%

Alphabet, Inc., Class C *	374	500,187

Facebook, Inc., Class A *	348	71,488

		571,675

Internet & Direct Marketing Retail — 4.4%

Amazon.com, Inc. *	225	416,318

IT Services — 10.5%

Booz Allen Hamilton Holding Corp.	1,202	85,490

Fiserv, Inc. *	937	108,299

Global Payments, Inc.	991	180,862

Mastercard, Inc., Class A	908	270,971

PayPal Holdings, Inc. *	1,485	160,589

Shopify, Inc., Class A (Canada) *	134	53,435

Visa, Inc., Class A	689	129,407

		989,053

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	13

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Life Sciences Tools & Services — 1.8%

Illumina, Inc. *	223	74,078

Thermo Fisher Scientific, Inc.	301	97,818

		171,896

Machinery — 3.2%

Gardner Denver Holdings, Inc. * (a)	950	34,850

Ingersoll-Rand plc (a)	507	67,430

Nordson Corp. (a)	308	50,089

Parker-Hannifin Corp.	258	52,999

Stanley Black & Decker, Inc.	597	98,980

		304,348

Media — 0.4%

New York Times Co. (The), Class A (a)	1,212	38,987

Oil, Gas & Consumable Fuels — 0.5%

EOG Resources, Inc.	607	50,800

Pharmaceuticals — 2.0%

Catalent, Inc. *	904	50,867

Elanco Animal Health, Inc. *	1,511	44,508

Jazz Pharmaceuticals plc * (a)	507	75,670

TherapeuticsMD, Inc. *	4,983	12,058

		183,103

Professional Services — 1.2%

FTI Consulting, Inc. *	303	33,552

IHS Markit Ltd. *	1,011	76,156

		109,708

Real Estate Management & Development — 0.9%

CBRE Group, Inc., Class A *	1,434	87,865

Road & Rail — 1.2%

Lyft, Inc., Class A *	852	36,645

Old Dominion Freight Line, Inc.	401	76,168

		112,813

Semiconductors & Semiconductor Equipment — 6.3%

Advanced Micro Devices, Inc. *	3,979	182,468

KLA Corp.	450	80,212

Microchip Technology, Inc. (a)	370	38,757

NVIDIA Corp.	508	119,438

QUALCOMM, Inc.	1,401	123,593

Xilinx, Inc.	488	47,741

		592,209

Software — 13.6%

Fair Isaac Corp. *	102	38,105

Intuit, Inc.	456	119,335

Microsoft Corp.	4,534	714,980

salesforce.com, Inc. *	738	119,963

ServiceNow, Inc. *	321	90,512

INVESTMENTS	SHARES (000)	VALUE ($000)

Software — continued

Slack Technologies, Inc., Class A * (a)	701	15,763

Synopsys, Inc. *	494	68,780

Trade Desk, Inc. (The), Class A * (a)	318	82,532

Zscaler, Inc. * (a)	631	29,351

		1,279,321

Specialty Retail — 5.8%

Home Depot, Inc. (The)	726	158,435

National Vision Holdings, Inc. *	1,201	38,954

O’Reilly Automotive, Inc. *	239	104,788

Ross Stores, Inc.	1,512	176,004

Tractor Supply Co. (a)	715	66,847

		545,028

Technology Hardware, Storage & Peripherals — 5.4%

Apple, Inc.	1,734	509,086

Textiles, Apparel & Luxury Goods — 0.9%

Lululemon Athletica, Inc. *	356	82,382

Total Common Stocks (Cost $5,268,713)		9,277,996

Short-Term Investments — 3.4%

Investment Companies — 1.5%

JPMorgan Prime Money Market Fund Class IM Shares, 1.77% (b) (c) (Cost $139,991)	139,949	139,991

Investment of Cash Collateral from Securities Loaned — 1.9%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.82% (b) (c)	164,015	164,031

JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53% (b) (c)	18,429	18,429

Total Investment of Cash Collateral from Securities Loaned (Cost $182,459)		182,460

Total Short-Term Investments (Cost $322,450)		322,451

Total Investments — 102.0% (Cost $5,591,163)		9,600,447
Liabilities in Excess of Other Assets — (2.0)%		(190,358)

NET ASSETS — 100.0%		9,410,089

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at December 31, 2019. The total value of securities on loan at December 31, 2019 is approximately $179,510,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2019.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.3%

Aerospace & Defense — 0.4%

HEICO Corp., Class A	85	7,568

Auto Components — 0.7%

Aptiv plc	54	5,092

BorgWarner, Inc.	153	6,639

		11,731

Automobiles — 0.8%

Tesla, Inc. *	20	8,367

Thor Industries, Inc. (a)	63	4,695

		13,062

Banks — 5.3%

Citizens Financial Group, Inc.	234	9,490

Comerica, Inc.	61	4,379

East West Bancorp, Inc.	109	5,331

Fifth Third Bancorp	410	12,590

First Republic Bank	150	17,644

Huntington Bancshares, Inc.	458	6,911

M&T Bank Corp.	91	15,375

TCF Financial Corp.	64	2,984

Truist Financial Corp.	226	12,744

Zions Bancorp NA	68	3,536

		90,984

Beverages — 0.6%

Constellation Brands, Inc., Class A	37	7,044

Keurig Dr Pepper, Inc.	128	3,695

		10,739

Biotechnology — 1.7%

Agios Pharmaceuticals, Inc. *	48	2,275

Alnylam Pharmaceuticals, Inc. *	37	4,299

BioMarin Pharmaceutical, Inc. *	29	2,482

Exact Sciences Corp. *	96	8,895

Exelixis, Inc. *	236	4,162

Intercept Pharmaceuticals, Inc. *	32	3,947

Sage Therapeutics, Inc. *	42	3,051

		29,111

Building Products — 1.0%

Fortune Brands Home & Security, Inc.	249	16,287

Capital Markets — 4.4%

Ameriprise Financial, Inc.	64	10,625

MarketAxess Holdings, Inc.	14	5,383

MSCI, Inc.	30	7,787

Nasdaq, Inc.	68	7,299

Northern Trust Corp.	92	9,793

INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued

Raymond James Financial, Inc.	103	9,228

S&P Global, Inc.	32	8,856

T. Rowe Price Group, Inc.	111	13,575

TD Ameritrade Holding Corp.	58	2,872

		75,418

Chemicals — 0.6%

Sherwin-Williams Co. (The)	17	9,968

Commercial Services & Supplies — 1.5%

Copart, Inc. *	141	12,849

Waste Connections, Inc.	148	13,447

		26,296

Communications Equipment — 0.5%

Arista Networks, Inc. *	33	6,743

CommScope Holding Co., Inc. *	151	2,145

		8,888

Construction Materials — 1.2%

Martin Marietta Materials, Inc.	31	8,576

Vulcan Materials Co.	87	12,559

		21,135

Consumer Finance — 0.1%

Ally Financial, Inc.	39	1,198

Containers & Packaging — 2.5%

Avery Dennison Corp.	77	10,092

Ball Corp.	273	17,639

Silgan Holdings, Inc.	278	8,649

Westrock Co.	158	6,790

		43,170

Distributors — 0.3%

Genuine Parts Co.	52	5,532

Diversified Consumer Services — 0.4%

Bright Horizons Family Solutions, Inc. *	50	7,554

Electric Utilities — 2.1%

Edison International	132	9,931

Entergy Corp.	72	8,647

Xcel Energy, Inc.	289	18,342

		36,920

Electrical Equipment — 2.6%

Acuity Brands, Inc.	58	7,957

AMETEK, Inc.	214	21,356

Generac Holdings, Inc. *	91	9,162

Hubbell, Inc.	37	5,459

		43,934

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	15

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Electronic Equipment, Instruments & Components — 4.7%

Amphenol Corp., Class A	198	21,408

Arrow Electronics, Inc. *	82	6,922

CDW Corp.	69	9,904

FLIR Systems, Inc.	95	4,949

Keysight Technologies, Inc. *	178	18,263

SYNNEX Corp.	46	5,944

Zebra Technologies Corp., Class A *	51	13,062

		80,452

Entertainment — 1.3%

Spotify Technology SA *	71	10,683

Take-Two Interactive Software, Inc. *	100	12,241

		22,924

Equity Real Estate Investment Trusts (REITs) — 6.0%

American Campus Communities, Inc.	99	4,672

American Homes 4 Rent, Class A	206	5,394

AvalonBay Communities, Inc.	54	11,411

Boston Properties, Inc.	81	11,120

Brixmor Property Group, Inc.	333	7,188

Essex Property Trust, Inc.	23	6,790

Federal Realty Investment Trust	67	8,568

JBG SMITH Properties	88	3,508

Kimco Realty Corp.	295	6,103

Outfront Media, Inc.	213	5,716

Rayonier, Inc.	206	6,733

Regency Centers Corp.	75	4,754

Ventas, Inc.	64	3,690

Vornado Realty Trust	125	8,328

Weyerhaeuser Co.	184	5,556

WP Carey, Inc.	43	3,479

		103,010

Food & Staples Retailing — 0.3%

Kroger Co. (The)	195	5,640

Food Products — 0.4%

Post Holdings, Inc. *	69	7,529

Gas Utilities — 0.4%

National Fuel Gas Co.	151	7,047

Health Care Equipment & Supplies — 2.5%

DexCom, Inc. *	53	11,650

Insulet Corp. * (a)	53	9,096

ResMed, Inc.	67	10,420

Zimmer Biomet Holdings, Inc.	77	11,600

		42,766

INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — 3.9%

Acadia Healthcare Co., Inc. *	115	3,824

AmerisourceBergen Corp.	97	8,289

Centene Corp. *	105	6,632

Cigna Corp.	35	7,235

Henry Schein, Inc. *	92	6,142

Humana, Inc.	12	4,426

Laboratory Corp. of America Holdings *	55	9,303

Universal Health Services, Inc., Class B	57	8,213

WellCare Health Plans, Inc. *	37	12,269

		66,333

Health Care Technology — 1.0%

Teladoc Health, Inc. *	104	8,744

Veeva Systems, Inc., Class A *	55	7,733

		16,477

Hotels, Restaurants & Leisure — 1.7%

Chipotle Mexican Grill, Inc. *	7	5,687

Hilton Worldwide Holdings, Inc.	175	19,444

Red Rock Resorts, Inc., Class A	203	4,852

		29,983

Household Durables — 1.6%

Garmin Ltd.	69	6,732

Mohawk Industries, Inc. *	61	8,263

Newell Brands, Inc.	284	5,449

NVR, Inc. *	2	7,461

		27,905

Household Products — 0.4%

Energizer Holdings, Inc. (a)	125	6,294

Industrial Conglomerates — 0.8%

Carlisle Cos., Inc.	79	12,806

Insurance — 4.1%

Alleghany Corp. *	8	6,480

Hartford Financial Services Group, Inc. (The)	184	11,204

Lincoln National Corp.	107	6,342

Loews Corp.	307	16,125

Marsh & McLennan Cos., Inc.	74	8,296

Principal Financial Group, Inc.	35	1,949

Progressive Corp. (The)	182	13,170

Unum Group	40	1,176

WR Berkley Corp.	81	5,613

		70,355

Internet & Direct Marketing Retail — 0.5%

Expedia Group, Inc.	83	8,936

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

IT Services — 6.0%

Black Knight, Inc. *	79	5,076

Booz Allen Hamilton Holding Corp.	178	12,650

Fidelity National Information Services, Inc.	27	3,720

Fiserv, Inc. *	196	22,635

FleetCor Technologies, Inc. *	28	7,970

Global Payments, Inc.	142	25,887

Jack Henry & Associates, Inc.	52	7,588

MongoDB, Inc. *	32	4,264

Okta, Inc. *	57	6,555

Shopify, Inc., Class A (Canada) *	18	7,270

		103,615

Life Sciences Tools & Services — 0.3%

Illumina, Inc. *	13	4,477

Machinery — 4.2%

Gardner Denver Holdings, Inc. *	86	3,165

IDEX Corp.	46	7,927

Ingersoll-Rand plc	103	13,732

ITT, Inc.	66	4,901

Lincoln Electric Holdings, Inc.	53	5,089

Middleby Corp. (The) *	65	7,128

Nordson Corp.	42	6,766

Parker-Hannifin Corp.	23	4,785

Snap-on, Inc.	53	9,059

Stanley Black & Decker, Inc.	56	9,304

		71,856

Media — 1.7%

DISH Network Corp., Class A *	152	5,386

Liberty Broadband Corp., Class C *	45	5,649

Liberty Media Corp.-Liberty SiriusXM, Class C *	187	9,007

New York Times Co. (The), Class A	154	4,968

ViacomCBS, Inc.	97	4,079

		29,089

Multiline Retail — 1.1%

Dollar General Corp.	60	9,418

Kohl’s Corp.	110	5,586

Nordstrom, Inc. (a)	89	3,640

		18,644

Multi-Utilities — 2.8%

CMS Energy Corp.	277	17,407

Sempra Energy	88	13,357

WEC Energy Group, Inc.	193	17,836

		48,600

INVESTMENTS	SHARES (000)	VALUE ($000)

Oil, Gas & Consumable Fuels — 3.0%

Cabot Oil & Gas Corp.	384	6,690

Concho Resources, Inc.	66	5,807

Diamondback Energy, Inc.	158	14,651

EQT Corp.	220	2,397

Equitrans Midstream Corp.	209	2,790

PBF Energy, Inc., Class A	177	5,561

Williams Cos., Inc. (The)	576	13,667

		51,563

Personal Products — 0.2%

Coty, Inc., Class A	224	2,518

Pharmaceuticals — 1.1%

Catalent, Inc. *	83	4,659

Elanco Animal Health, Inc. *	196	5,765

Jazz Pharmaceuticals plc *	62	9,239

		19,663

Professional Services — 1.4%

CoStar Group, Inc. *	13	8,015

FTI Consulting, Inc. *	44	4,830

IHS Markit Ltd. *	153	11,495

		24,340

Real Estate Management & Development — 1.4%

CBRE Group, Inc., Class A *	348	21,351

Cushman & Wakefield plc *	158	3,237

		24,588

Road & Rail — 0.7%

Lyft, Inc., Class A *	84	3,602

Old Dominion Freight Line, Inc.	45	8,446

		12,048

Semiconductors & Semiconductor Equipment — 4.6%

Advanced Micro Devices, Inc. *	588	26,950

Analog Devices, Inc.	33	3,926

KLA Corp.	57	10,234

Lam Research Corp.	50	14,547

Marvell Technology Group Ltd.	280	7,443

Microchip Technology, Inc. (a)	57	5,992

Xilinx, Inc.	102	9,972

		79,064

Software — 5.2%

Anaplan, Inc. *	107	5,596

Crowdstrike Holdings, Inc., Class A *	73	3,636

Fair Isaac Corp. *	16	6,148

Intuit, Inc.	28	7,314

Paycom Software, Inc. *	23	6,152

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	17

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Software — continued

Proofpoint, Inc. *	41	4,728

RingCentral, Inc., Class A *	37	6,273

ServiceNow, Inc. *	22	6,177

Slack Technologies, Inc., Class A *	72	1,608

Splunk, Inc. *	52	7,851

Synopsys, Inc. *	159	22,120

Trade Desk, Inc. (The), Class A * (a)	38	9,792

Zscaler, Inc. * (a)	59	2,760

		90,155

Specialty Retail — 5.5%

AutoZone, Inc. *	11	13,044

Best Buy Co., Inc.	109	9,578

Burlington Stores, Inc. *	38	8,633

Gap, Inc. (The)	257	4,538

National Vision Holdings, Inc. *	178	5,757

O’Reilly Automotive, Inc. *	54	23,665

Ross Stores, Inc.	109	12,726

Tiffany & Co.	64	8,542

Tractor Supply Co.	95	8,895

		95,378

Textiles, Apparel & Luxury Goods — 1.6%

Lululemon Athletica, Inc. *	57	13,281

PVH Corp.	64	6,685

Ralph Lauren Corp.	68	7,957

		27,923

Trading Companies & Distributors — 0.2%

MSC Industrial Direct Co., Inc., Class A	51	4,016

Total Common Stocks (Cost $983,717)		1,675,489

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.1%

Investment Companies — 2.5%

JPMorgan Prime Money Market Fund Class IM Shares, 1.77% (b) (c) (Cost $44,045)	44,031	44,045

Investment of Cash Collateral from Securities Loaned — 0.6%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.82% (b) (c)	3,010	3,010

JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53% (b) (c)	6,945	6,945

Total Investment of Cash Collateral from Securities Loaned (Cost $9,955)		9,955

Total Short-Term Investments (Cost $54,000)		54,000

Total Investments — 100.4% (Cost $1,037,717)		1,729,489
Liabilities in Excess of Other Assets — (0.4)%		(6,470)

NET ASSETS — 100.0%		1,723,019

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at December 31, 2019. The total value of securities on loan at December 31, 2019 is approximately $9,779,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2019.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.1%

Aerospace & Defense — 0.9%

HEICO Corp., Class A	484	43,322

Auto Components — 0.6%

Aptiv plc	307	29,118

Automobiles — 1.5%

Tesla, Inc. * (a)	114	47,731

Thor Industries, Inc. (a)	362	26,893

		74,624

Banks — 1.6%

East West Bancorp, Inc.	627	30,518

First Republic Bank (a)	410	48,154

		78,672

Biotechnology — 3.4%

Agios Pharmaceuticals, Inc. * (a)	273	13,026

Alnylam Pharmaceuticals, Inc. *	214	24,600

BioMarin Pharmaceutical, Inc. *	168	14,196

Exact Sciences Corp. *	552	51,003

Exelixis, Inc. *	1,352	23,826

Intercept Pharmaceuticals, Inc. * (a)	182	22,587

Sage Therapeutics, Inc. *	240	17,333

		166,571

Building Products — 1.0%

Fortune Brands Home & Security, Inc.	772	50,410

Capital Markets — 3.8%

MarketAxess Holdings, Inc.	81	30,708

MSCI, Inc.	173	44,665

Nasdaq, Inc.	390	41,769

S&P Global, Inc.	185	50,468

TD Ameritrade Holding Corp.	331	16,447

		184,057

Commercial Services & Supplies — 3.1%

Copart, Inc. *	809	73,552

Waste Connections, Inc. (a)	842	76,444

		149,996

Communications Equipment — 0.8%

Arista Networks, Inc. * (a)	190	38,548

Construction Materials — 1.5%

Vulcan Materials Co.	494	71,140

Containers & Packaging — 2.5%

Avery Dennison Corp.	441	57,744

Ball Corp. (a)	996	64,440

		122,184

INVESTMENTS	SHARES (000)	VALUE ($000)

Diversified Consumer Services — 0.9%

Bright Horizons Family Solutions, Inc. *	288	43,269

Electrical Equipment — 2.5%

AMETEK, Inc.	676	67,404

Generac Holdings, Inc. *	521	52,428

		119,832

Electronic Equipment, Instruments & Components — 5.2%

Amphenol Corp., Class A	683	73,957

FLIR Systems, Inc.	544	28,321

Keysight Technologies, Inc. *	722	74,140

Zebra Technologies Corp., Class A *	292	74,691

		251,109

Entertainment — 2.7%

Spotify Technology SA *	409	61,136

Take-Two Interactive Software, Inc. *	572	70,067

		131,203

Health Care Equipment & Supplies — 3.7%

DexCom, Inc. *	303	66,256

Insulet Corp. * (a)	302	51,737

ResMed, Inc. (a)	385	59,633

		177,626

Health Care Providers & Services — 2.7%

Acadia Healthcare Co., Inc. * (a)	659	21,883

Centene Corp. *	604	37,954

WellCare Health Plans, Inc. *	213	70,203

		130,040

Health Care Technology — 1.9%

Teladoc Health, Inc. *	594	49,722

Veeva Systems, Inc., Class A *	315	44,273

		93,995

Hotels, Restaurants & Leisure — 2.7%

Chipotle Mexican Grill, Inc. *	39	32,396

Hilton Worldwide Holdings, Inc.	635	70,388

Red Rock Resorts, Inc., Class A	1,159	27,768

		130,552

Household Durables — 1.7%

Garmin Ltd.	395	38,520

NVR, Inc. *	12	43,797

		82,317

Industrial Conglomerates — 0.8%

Carlisle Cos., Inc.	246	39,780

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	19

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Insurance — 0.8%

Progressive Corp. (The)	521	37,708

IT Services — 11.3%

Black Knight, Inc. *	451	29,048

Booz Allen Hamilton Holding Corp.	1,018	72,410

Fidelity National Information Services, Inc.	153	21,301

Fiserv, Inc. *	1,121	129,610

FleetCor Technologies, Inc. *	158	45,316

Global Payments, Inc.	811	148,093

MongoDB, Inc. * (a)	185	24,348

Okta, Inc. *	325	37,518

Shopify, Inc., Class A (Canada) *	104	41,508

		549,152

Life Sciences Tools & Services — 0.5%

Illumina, Inc. *	77	25,669

Machinery — 4.5%

Gardner Denver Holdings, Inc. * (a)	498	18,256

Ingersoll-Rand plc	591	78,595

Nordson Corp.	238	38,740

Parker-Hannifin Corp.	133	27,333

Stanley Black & Decker, Inc.	322	53,285

		216,209

Media — 0.6%

New York Times Co. (The), Class A (a)	884	28,445

Multiline Retail — 1.1%

Dollar General Corp. (a)	345	53,876

Oil, Gas & Consumable Fuels — 0.7%

Concho Resources, Inc.	379	33,174

Pharmaceuticals — 2.3%

Catalent, Inc. *	474	26,675

Elanco Animal Health, Inc. *	1,120	32,993

Jazz Pharmaceuticals plc * (a)	355	52,930

		112,598

Professional Services — 2.9%

CoStar Group, Inc. *	77	45,889

FTI Consulting, Inc. *	250	27,632

IHS Markit Ltd. *	873	65,796

		139,317

Real Estate Management & Development — 1.2%

CBRE Group, Inc., Class A *	915	56,088

INVESTMENTS	SHARES (000)	VALUE ($000)

Road & Rail — 1.4%

Lyft, Inc., Class A *	479	20,619

Old Dominion Freight Line, Inc.	255	48,356

		68,975

Semiconductors & Semiconductor Equipment — 8.8%

Advanced Micro Devices, Inc. *	3,343	153,301

KLA Corp.	329	58,582

Lam Research Corp.	285	83,331

Marvell Technology Group Ltd.	1,604	42,606

Microchip Technology, Inc. (a)	328	34,296

Xilinx, Inc.	578	56,491

		428,607

Software — 9.8%

Anaplan, Inc. *	610	31,964

Crowdstrike Holdings, Inc., Class A * (a)	413	20,596

Fair Isaac Corp. *	94	35,182

Intuit, Inc.	160	41,935

Paycom Software, Inc. * (a)	133	35,266

Proofpoint, Inc. *	234	26,904

RingCentral, Inc., Class A * (a)	211	35,505

ServiceNow, Inc. *	124	34,944

Slack Technologies, Inc., Class A * (a)	409	9,190

Splunk, Inc. *	300	44,967

Synopsys, Inc. *	604	84,105

Trade Desk, Inc. (The), Class A *	216	56,035

Zscaler, Inc. * (a)	339	15,782

		472,375

Specialty Retail — 7.1%

Burlington Stores, Inc. *	217	49,414

National Vision Holdings, Inc. *	1,016	32,958

O’Reilly Automotive, Inc. *	309	135,495

Ross Stores, Inc.	625	72,784

Tractor Supply Co.	545	50,953

		341,604

Textiles, Apparel & Luxury Goods — 1.6%

Lululemon Athletica, Inc. *	328	76,034

Total Common Stocks (Cost $3,362,507)		4,848,196

Short-Term Investments — 4.3%

Investment Companies — 1.2%

JPMorgan Prime Money Market Fund Class IM Shares, 1.77% (b) (c) (Cost $56,417)	56,400	56,417

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment of Cash Collateral from Securities Loaned — 3.1%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.82% (b) (c)	133,026	133,039

JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53% (b) (c)	17,244	17,244

Total Investment of Cash Collateral from Securities Loaned (Cost $150,285)		150,283

Total Short-Term Investments (Cost $206,702)		206,700

Total Investments — 104.4% (Cost $3,569,209)		5,054,896
Liabilities in Excess of Other Assets — (4.4)%		(212,650)

NET ASSETS — 100.0%		4,842,246

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at December 31, 2019. The total value of securities on loan at December 31, 2019 is approximately $147,700,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2019.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	21

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.4%

Auto Components — 0.8%

BorgWarner, Inc. (a)	3,136	136,042

Banks — 9.1%

Citizens Financial Group, Inc.	4,781	194,157

Comerica, Inc.	883	63,330

Fifth Third Bancorp	8,371	257,319

First Republic Bank	1,610	189,044

Huntington Bancshares, Inc.	9,389	141,585

M&T Bank Corp.	1,928	327,330

TCF Financial Corp.	1,317	61,625

Truist Financial Corp.	4,538	255,557

Zions Bancorp NA (a)	1,403	72,836

		1,562,783

Beverages — 1.3%

Constellation Brands, Inc., Class A	760	144,274

Keurig Dr Pepper, Inc. (a)	2,625	75,986

		220,260

Building Products — 0.9%

Fortune Brands Home & Security, Inc.	2,345	153,193

Capital Markets — 5.1%

Ameriprise Financial, Inc.	1,279	213,070

Northern Trust Corp.	1,885	200,276

Raymond James Financial, Inc.	2,110	188,777

T. Rowe Price Group, Inc.	2,234	272,228

		874,351

Chemicals — 1.2%

Sherwin-Williams Co. (The)	349	203,832

Communications Equipment — 0.3%

CommScope Holding Co., Inc. * (a)	3,132	44,443

Construction Materials — 1.0%

Martin Marietta Materials, Inc.	628	175,538

Consumer Finance — 0.1%

Ally Financial, Inc.	812	24,825

Containers & Packaging — 2.6%

Ball Corp. (a)	2,022	130,748

Silgan Holdings, Inc.	5,695	176,994

Westrock Co.	3,243	139,174

		446,916

Distributors — 0.7%

Genuine Parts Co. (a)	1,068	113,478

INVESTMENTS	SHARES (000)	VALUE ($000)

Electric Utilities — 4.4%

Edison International	2,694	203,136

Entergy Corp.	1,464	175,382

Xcel Energy, Inc.	5,899	374,526

		753,044

Electrical Equipment — 2.7%

Acuity Brands, Inc.	1,181	162,921

AMETEK, Inc.	1,964	195,935

Hubbell, Inc.	758	111,986

		470,842

Electronic Equipment, Instruments & Components — 4.2%

Amphenol Corp., Class A	1,580	171,050

Arrow Electronics, Inc. *	1,674	141,840

CDW Corp.	1,309	187,043

Keysight Technologies, Inc. *	1,046	107,374

SYNNEX Corp.	929	119,686

		726,993

Equity Real Estate Investment Trusts (REITs) — 11.9%

American Campus Communities, Inc.	2,040	95,928

American Homes 4 Rent, Class A	4,222	110,651

AvalonBay Communities, Inc.	1,112	233,245

Boston Properties, Inc.	1,649	227,323

Brixmor Property Group, Inc.	6,811	147,192

Essex Property Trust, Inc. (a)	462	139,063

Federal Realty Investment Trust	1,362	175,330

JBG SMITH Properties	1,810	72,209

Kimco Realty Corp.	6,039	125,073

Outfront Media, Inc.	4,373	117,276

Rayonier, Inc.	4,212	137,981

Regency Centers Corp.	1,547	97,610

Ventas, Inc.	1,315	75,912

Vornado Realty Trust	2,563	170,462

Weyerhaeuser Co.	3,774	113,975

		2,039,230

Food & Staples Retailing — 0.7%

Kroger Co. (The)	3,992	115,734

Food Products — 0.9%

Post Holdings, Inc. *	1,413	154,178

Gas Utilities — 0.8%

National Fuel Gas Co. (a)	3,102	144,362

Health Care Equipment & Supplies — 1.4%

Zimmer Biomet Holdings, Inc.	1,621	242,688

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Health Care Providers & Services — 5.2%

AmerisourceBergen Corp. (a)	1,995	169,620

Cigna Corp.	725	148,183

Henry Schein, Inc. *	1,887	125,875

Humana, Inc.	253	92,588

Laboratory Corp. of America Holdings *	1,125	190,304

Universal Health Services, Inc., Class B	1,198	171,822

		898,392

Hotels, Restaurants & Leisure — 0.9%

Hilton Worldwide Holdings, Inc.	1,321	146,469

Household Durables — 1.6%

Mohawk Industries, Inc. *	1,240	169,085

Newell Brands, Inc.	5,709	109,722

		278,807

Household Products — 0.8%

Energizer Holdings, Inc. (a)	2,569	129,031

Industrial Conglomerates — 0.7%

Carlisle Cos., Inc.	743	120,213

Insurance — 7.6%

Alleghany Corp. *	166	132,828

Hartford Financial Services Group, Inc. (The)	3,769	229,025

Lincoln National Corp.	2,203	130,004

Loews Corp.	6,274	329,347

Marsh & McLennan Cos., Inc.	1,524	169,819

Principal Financial Group, Inc.	735	40,451

Progressive Corp. (The)	1,864	134,957

Unum Group	847	24,696

WR Berkley Corp.	1,629	112,554

		1,303,681

Internet & Direct Marketing Retail — 1.1%

Expedia Group, Inc.	1,677	181,380

IT Services — 0.9%

Jack Henry & Associates, Inc.	1,066	155,331

Machinery — 4.1%

IDEX Corp.	944	162,294

ITT, Inc.	1,362	100,657

Lincoln Electric Holdings, Inc. (a)	1,080	104,475

Middleby Corp. (The) *	1,333	145,960

Snap-on, Inc.	1,094	185,371

		698,757

Media — 2.9%

DISH Network Corp., Class A * (a)	3,115	110,490

Liberty Broadband Corp., Class C *	921	115,878

INVESTMENTS	SHARES (000)	VALUE ($000)

Media — continued

Liberty Media Corp.-Liberty SiriusXM, Class C *	3,828	184,287

ViacomCBS, Inc.	1,999	83,901

		494,556

Mortgage Real Estate Investment Trusts (REITs) — 0.3%

Starwood Property Trust, Inc.	2,257	56,102

Multiline Retail — 1.1%

Kohl’s Corp. (a)	2,250	114,629

Nordstrom, Inc. (a)	1,834	75,051

		189,680

Multi-Utilities — 5.8%

CMS Energy Corp.	5,656	355,452

Sempra Energy	1,802	272,938

WEC Energy Group, Inc. (a)	3,949	364,219

		992,609

Oil, Gas & Consumable Fuels — 5.5%

Cabot Oil & Gas Corp.	7,795	135,716

Diamondback Energy, Inc.	3,201	297,250

EQT Corp.	4,700	51,230

Equitrans Midstream Corp. (a)	4,331	57,865

PBF Energy, Inc., Class A	3,636	114,075

Williams Cos., Inc. (The)	11,774	279,284

		935,420

Personal Products — 0.3%

Coty, Inc., Class A (a)	4,622	51,995

Real Estate Management & Development — 1.7%

CBRE Group, Inc., Class A *	3,780	231,673

Cushman & Wakefield plc *	3,266	66,750

		298,423

Semiconductors & Semiconductor Equipment — 0.5%

Analog Devices, Inc.	680	80,785

Software — 0.9%

Synopsys, Inc. *	1,082	150,565

Specialty Retail — 4.2%

AutoZone, Inc. *	220	261,687

Best Buy Co., Inc.	2,187	192,062

Gap, Inc. (The)	5,276	93,273

Tiffany & Co.	1,308	174,860

		721,882

Textiles, Apparel & Luxury Goods — 1.7%

PVH Corp.	1,303	137,010

Ralph Lauren Corp.	1,390	162,938

		299,948

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	23

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Common Stocks — continued

Trading Companies & Distributors — 0.5%

MSC Industrial Direct Co., Inc., Class A	1,053	82,610

Total Common Stocks (Cost $9,993,800)		16,869,368

Short-Term Investments — 2.6%

Investment Companies — 1.5%

JPMorgan Prime Money Market Fund Class IM Shares, 1.77% (b) (c) (Cost $252,935)	252,859	252,935

Investment of Cash Collateral from Securities Loaned — 1.1%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.82% (b) (c)	174,019	174,037

JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53% (b) (c)	21,933	21,933

Total Investment of Cash Collateral from Securities Loaned (Cost $195,970)		195,970

Total Short-term Investments (Cost $448,905)		448,905

Total Investments — 101.0% (Cost $10,442,705)		17,318,273
Liabilities in Excess of Other Assets — (1.0)%		(174,962)

NET ASSETS — 100.0%		17,143,311

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at December 31, 2019. The total value of securities on loan at December 31, 2019 is approximately $193,021,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2019.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.3%

Aerospace & Defense — 1.3%

General Dynamics Corp.	201	35,358

United Technologies Corp.	813	121,765

		157,123

Airlines — 2.0%

Delta Air Lines, Inc.	3,258	190,504

Southwest Airlines Co.	910	49,138

		239,642

Banks — 15.2%

Bank of America Corp.	13,053	459,730

Citigroup, Inc.	2,043	163,178

Citizens Financial Group, Inc.	3,338	135,553

Fifth Third Bancorp	2,095	64,411

First Republic Bank (a)	554	65,086

M&T Bank Corp.	1,000	169,804

PNC Financial Services Group, Inc. (The)	1,606	256,442

Truist Financial Corp.	2,792	157,258

US Bancorp (a)	1,946	115,402

Wells Fargo & Co.	4,319	232,364

		1,819,228

Beverages — 0.4%

Keurig Dr Pepper, Inc. (a)	1,765	51,093

Biotechnology — 0.8%

AbbVie, Inc.	1,027	90,940

Capital Markets — 4.5%

Charles Schwab Corp. (The)	2,477	117,806

Invesco Ltd. (a)	1,727	31,049

Morgan Stanley	3,211	164,168

Northern Trust Corp. (a)	756	80,302

T. Rowe Price Group, Inc.	1,148	139,841

		533,166

Chemicals — 0.2%

AdvanSix, Inc. *	952	18,996

Communications Equipment — 1.2%

Cisco Systems, Inc.	1,956	93,819

CommScope Holding Co., Inc. *	3,770	53,491

		147,310

Construction Materials — 1.2%

Martin Marietta Materials, Inc.	523	146,385

Consumer Finance — 3.2%

American Express Co.	950	118,253

Capital One Financial Corp.	2,578	265,342

		383,595

INVESTMENTS	SHARES (000)	VALUE ($000)

Containers & Packaging — 3.0%

Ball Corp.	1,809	116,960

Graphic Packaging Holding Co.	4,600	76,596

Packaging Corp. of America (a)	798	89,323

Westrock Co.	1,752	75,173

		358,052

Diversified Financial Services — 1.4%

Berkshire Hathaway, Inc., Class B *	711	161,042

Diversified Telecommunication Services — 1.5%

Verizon Communications, Inc.	2,951	181,190

Electric Utilities — 5.4%

American Electric Power Co., Inc.	1,734	163,872

Duke Energy Corp. (a)	707	64,466

Edison International	849	64,016

Entergy Corp.	496	59,409

NextEra Energy, Inc.	589	142,703

Xcel Energy, Inc. (a)	2,458	156,030

		650,496

Electronic Equipment, Instruments & Components — 0.6%

Arrow Electronics, Inc. *	855	72,454

Equity Real Estate Investment Trusts (REITs) — 6.0%

American Homes 4 Rent, Class A	2,340	61,344

Brixmor Property Group, Inc.	3,456	74,689

EastGroup Properties, Inc.	255	33,830

Federal Realty Investment Trust	475	61,121

Kimco Realty Corp.	3,797	78,629

Mid-America Apartment Communities, Inc. (a)	733	96,673

Outfront Media, Inc.	2,700	72,412

Public Storage	564	120,024

Rayonier, Inc.	2,171	71,118

Weyerhaeuser Co.	1,448	43,742

		713,582

Food & Staples Retailing — 0.9%

Walgreens Boots Alliance, Inc.	1,837	108,321

Food Products — 0.8%

Post Holdings, Inc. *	876	95,549

Health Care Equipment & Supplies — 0.8%

Medtronic plc	796	90,340

Health Care Providers & Services — 2.3%

AmerisourceBergen Corp.	702	59,667

HCA Healthcare, Inc.	427	63,136

UnitedHealth Group, Inc.	515	151,351

		274,154

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	25

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Hotels, Restaurants & Leisure — 1.0%

Brinker International, Inc. (a)	1,419	59,609

Hilton Worldwide Holdings, Inc.	481	53,393

		113,002

Household Products — 2.3%

Clorox Co. (The)	212	32,612

Energizer Holdings, Inc. (a)	1,723	86,507

Procter & Gamble Co. (The)	1,280	159,902

		279,021

Industrial Conglomerates — 1.6%

Carlisle Cos., Inc.	381	61,728

Honeywell International, Inc.	739	130,824

		192,552

Insurance — 7.6%

Alleghany Corp. *	69	55,007

American International Group, Inc.	1,804	92,589

Chubb Ltd.	607	94,555

Fairfax Financial Holdings Ltd. (Canada) (a)	133	62,292

Hartford Financial Services Group, Inc. (The)	1,491	90,595

Loews Corp.	4,182	219,487

Marsh & McLennan Cos., Inc.	796	88,665

Prudential Financial, Inc.	389	36,422

Travelers Cos., Inc. (The) (a)	1,267	173,484

		913,096

Internet & Direct Marketing Retail — 0.8%

Booking Holdings, Inc. *	47	96,731

Machinery — 2.2%

Dover Corp.	937	108,035

Illinois Tool Works, Inc. (a)	594	106,732

Middleby Corp. (The) *	447	48,977

		263,744

Media — 3.6%

Charter Communications, Inc., Class A *	280	135,962

DISH Network Corp., Class A *	2,644	93,794

Entercom Communications Corp., Class A (a)	8,332	38,662

Nexstar Media Group, Inc., Class A	796	93,313

ViacomCBS, Inc.	1,508	63,277

		425,008

Multiline Retail — 1.3%

Kohl’s Corp.	1,585	80,741

Nordstrom, Inc. (a)	1,713	70,109

		150,850

INVESTMENTS	SHARES (000)	VALUE ($000)

Multi-Utilities — 0.3%

NiSource, Inc. (a)	1,060	29,510

Oil, Gas & Consumable Fuels — 8.8%

Cabot Oil & Gas Corp.	2,396	41,718

Chevron Corp.	1,793	216,038

ConocoPhillips	2,923	190,106

Diamondback Energy, Inc.	1,111	103,158

EQT Corp.	3,684	40,157

Equitrans Midstream Corp. (a)	3,051	40,766

Kinder Morgan, Inc.	5,649	119,593

Marathon Petroleum Corp.	1,598	96,292

PBF Energy, Inc., Class A	1,415	44,394

Phillips 66	526	58,577

Williams Cos., Inc. (The)	4,257	100,974

		1,051,773

Personal Products — 0.3%

Coty, Inc., Class A (a)	3,438	38,683

Pharmaceuticals — 6.6%

Allergan plc	626	119,612

Bristol-Myers Squibb Co.	2,252	144,562

Johnson & Johnson	1,079	157,440

Merck & Co., Inc.	1,898	172,609

Pfizer, Inc.	5,013	196,418

		790,641

Real Estate Management & Development — 1.0%

CBRE Group, Inc., Class A *	1,966	120,471

Semiconductors & Semiconductor Equipment — 2.0%

Analog Devices, Inc.	818	97,235

QUALCOMM, Inc.	318	28,051

Texas Instruments, Inc.	873	111,967

		237,253

Software — 0.9%

Microsoft Corp.	654	103,186

Specialty Retail — 3.7%

AutoZone, Inc. *	121	144,690

Best Buy Co., Inc.	846	74,259

Home Depot, Inc. (The)	317	69,187

Murphy USA, Inc. *	567	66,306

Tiffany & Co.	686	91,669

		446,111

Technology Hardware, Storage & Peripherals — 0.2%

Hewlett Packard Enterprise Co.	1,687	26,753

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Textiles, Apparel & Luxury Goods — 0.4%

Columbia Sportswear Co. (a)	502	50,339

Total Common Stocks (Cost $7,898,925)		11,621,382

	NO. OF RIGHTS (000)
Rights — 0.0% (b)

Media — 0.0% (b)

Media General, Inc., CVR * ‡ (Cost $—)	2,982	—	(c)

	SHARES (000)
Short-Term Investments — 4.3%

Investment Companies — 2.7%

JPMorgan Prime Money Market Fund Class IM Shares, 1.77% (d) (e) (Cost $322,392)	322,295	322,392

Investment of Cash Collateral from Securities Loaned — 1.6%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.82% (d) (e)	157,003	157,018

JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53% (d) (e)	31,883	31,883

Total Investment of Cash Collateral from Securities Loaned (Cost $188,897)		188,901

Total Short-term Investments (Cost $511,289)		511,293

Total Investments — 101.6% (Cost $8,410,214)		12,132,675

Liabilities in Excess of Other Assets — (1.6)%		(185,473)

NET ASSETS — 100.0%		11,947,202

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights

(a)	The security or a portion of this security is on loan at December 31, 2019. The total value of securities on loan at December 31, 2019 is approximately $185,815,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of December 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	27

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2019 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$9,277,996	$1,675,489	$4,848,196
Investments in affiliates, at value	139,991	44,045	56,417
Investment of cash collateral received from securities loaned, at value (See Note 2.B.)	182,460	9,955	150,283
Cash	218	623	106
Receivables:
Investment securities sold	—	1,424	1,416
Fund shares sold	7,095	1,937	7,557
Dividends from non-affiliates	336	1,867	834
Dividends from affiliates	7	2	3
Securities lending income (See Note 2.B.)	45	8	100

Total Assets	9,608,148	1,735,350	5,064,912

LIABILITIES:
Payables:
Investment securities purchased	—	113	552
Collateral received on securities loaned (See Note 2.B.)	182,460	9,955	150,283
Fund shares redeemed	8,326	957	67,941
Accrued liabilities:
Investment advisory fees	4,320	827	2,655
Administration fees	591	40	307
Distribution fees	933	117	297
Service fees	1,048	167	417
Custodian and accounting fees	34	15	18
Trustees’ and Chief Compliance Officer’s fees	1	1	—	(a)
Other	346	139	196

Total Liabilities	198,059	12,331	222,666

Net Assets	$9,410,089	$1,723,019	$4,842,246

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$5,178,040	$791,137	$3,296,637
Total distributable earnings (loss)	4,232,049	931,882	1,545,609

Total Net Assets	$9,410,089	$1,723,019	$4,842,246

Net Assets:
Class A	$1,943,737	$485,874	$1,038,915
Class C	834,197	23,421	84,281
Class I	2,277,130	295,590	1,093,077
Class R2	135	547	39,758
Class R3	687	—	39,109
Class R4	17,336	—	9,959
Class R5	119,957	5,040	493,498
Class R6	4,216,910	912,547	2,043,649

Total	$9,410,089	$1,723,019	$4,842,246

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	89,150	9,803	31,828
Class C	45,018	495	3,456
Class I	100,488	5,863	28,345
Class R2	6	11	1,111
Class R3	32	—	1,026
Class R4	765	—	259
Class R5	5,171	100	12,600
Class R6	180,384	18,099	51,886

Net Asset Value (a):
Class A — Redemption price per share	$21.80	$49.56	$32.64
Class C — Offering price per share (b)	18.53	47.32	24.39
Class I — Offering and redemption price per share	22.66	50.42	38.56
Class R2 — Offering and redemption price per share	21.64	49.03	35.79
Class R3 — Offering and redemption price per share	21.81	—	38.11
Class R4 — Offering and redemption price per share	22.66	—	38.47
Class R5 — Offering and redemption price per share	23.20	50.42	39.17
Class R6 — Offering and redemption price per share	23.38	50.42	39.39
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$23.01	$52.31	$34.45

Cost of investments in non-affiliates	$5,268,713	$983,717	$3,362,507
Cost of investments in affiliates	139,991	44,045	56,417
Investment securities on loan, at value (See Note 2.B.)	179,510	9,779	147,700
Cost of investment of cash collateral (See Note 2.B.)	182,459	9,955	150,285

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	29

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2019 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$16,869,368	$11,621,382
Investments in affiliates, at value	252,935	322,392
Investment of cash collateral received from securities loaned, at value (See Note 2.B.)	195,970	188,901
Cash	551	673
Receivables:
Investment securities sold	33,384	—
Fund shares sold	20,382	8,570
Dividends from non-affiliates	35,172	10,906
Dividends from affiliates	12	16
Securities lending income (See Note 2.B.)	54	53

Total Assets	17,407,828	12,152,893

LIABILITIES:
Payables:
Collateral received on securities loaned (See Note 2.B.)	195,970	188,901
Fund shares redeemed	55,523	8,211
Accrued liabilities:
Investment advisory fees	9,327	5,462
Administration fees	936	717
Distribution fees	484	593
Service fees	1,101	1,130
Custodian and accounting fees	67	48
Trustees’ and Chief Compliance Officer’s fees	1	1
Other	1,108	628

Total Liabilities	264,517	205,691

Net Assets	$17,143,311	$11,947,202

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
NET ASSETS:
Paid-in-Capital	$10,135,027	$8,134,737
Total distributable earnings (loss)	7,008,284	3,812,465

Total Net Assets	$17,143,311	$11,947,202

Net Assets:
Class A	$1,632,529	$1,239,813
Class C	145,229	522,311
Class I	2,704,051	2,569,941
Class L	8,756,795	2,537,783
Class R2	74,409	74
Class R3	79,886	1,932
Class R4	25,663	29,803
Class R5	90,977	7,931
Class R6	3,633,772	5,037,614

Total	$17,143,311	$11,947,202

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	42,157	33,384
Class C	3,910	14,098
Class I	69,036	68,866
Class L	220,732	67,994
Class R2	2,013	2
Class R3	2,082	53
Class R4	659	802
Class R5	2,296	213
Class R6	91,652	135,143

Net Asset Value (a):
Class A – Redemption price per share	$38.72	$37.14
Class C – Offering price per share (b)	37.14	37.05
Class I – Offering and redemption price per share	39.17	37.32
Class L – Offering and redemption price per share	39.67	37.32
Class R2 – Offering and redemption price per share	36.97	36.91
Class R3 – Offering and redemption price per share	38.36	36.73
Class R4 – Offering and redemption price per share	38.96	37.14
Class R5 – Offering and redemption price per share	39.62	37.25
Class R6 – Offering and redemption price per share	39.65	37.28
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$40.87	$39.20

Cost of investments in non-affiliates	$9,993,800	$7,898,925
Cost of investments in affiliates	252,935	322,392
Investment securities on loan, at value (See Note 2.B.)	193,021	185,815
Cost of investment of cash collateral (See Note 2.B.)	195,970	188,897

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	31

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2019 (Unaudited)

(Amounts in thousands)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$— (a)	$— (a)	$— (a)
Interest income from affiliates	1	— (a)	— (a)
Dividend income from non-affiliates	31,224	14,330	11,871
Dividend income from affiliates	2,349	843	1,375
Income from securities lending (net) (See Note 2.B.)	302	111	597

Total investment income	33,876	15,284	13,843

EXPENSES:
Investment advisory fees	26,152	7,486	15,155
Administration fees	3,456	864	1,749
Distribution fees:
Class A	2,327	583	1,256
Class C	2,997	87	307
Class R2	— (a)	2	99
Class R3	1	—	44
Service fees:
Class A	2,327	583	1,256
Class C	999	29	102
Class I	2,657	358	1,351
Class R2	— (a)	1	49
Class R3	1	—	44
Class R4	21	—	12
Class R5	58	3	237
Custodian and accounting fees	124	41	65
Professional fees	76	42	50
Trustees’ and Chief Compliance Officer’s fees	31	18	22
Printing and mailing costs	242	103	145
Registration and filing fees	181	73	89
Transfer agency fees (See Note 2.E.)	155	31	238
Other	77	23	33

Total expenses	41,882	10,327	22,303

Less fees waived	(1,150)	(1,371)	(823)
Less expense reimbursements	(7)	— (a)	(13)

Net expenses	40,725	8,956	21,467

Net investment income (loss)	(6,849)	6,328	(7,624)

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	736,656	329,267	223,040
Investments in affiliates	4	8	7

Net realized gain (loss)	736,660	329,275	223,047

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	172,953	(228,757)	147,470
Investments in affiliates	(34)	(14)	(27)

Change in net unrealized appreciation/depreciation	172,919	(228,771)	147,443

Net realized/unrealized gains (losses)	909,579	100,504	370,490

Change in net assets resulting from operations	$902,730	$106,832	$362,866

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$— (a)	$—	(a)
Interest income from affiliates	—	—	(a)
Dividend income from non-affiliates	171,638	133,349
Dividend income from affiliates	5,470	3,151
Income from securities lending (net) (See Note 2.B.)	540	360

Total investment income	177,648	136,860

EXPENSES:
Investment advisory fees	54,941	31,424
Administration fees	5,490	4,060
Distribution fees:
Class A	2,027	1,533
Class C	543	1,929
Class R2	183	—	(a)
Class R3	94	3
Service fees:
Class A	2,027	1,533
Class C	181	643
Class I	3,322	3,088
Class L	4,401	1,259
Class R2	92	—	(a)
Class R3	94	2
Class R4	35	31
Class R5	48	4
Custodian and accounting fees	223	149
Professional fees	118	88
Trustees’ and Chief Compliance Officer’s fees	45	34
Printing and mailing costs	674	326
Registration and filing fees	178	195
Transfer agency fees (See Note 2.E.)	438	133
Other	143	83

Total expenses	75,297	46,517

Less fees waived	(4,369)	(1,215)
Less expense reimbursements	(13)	(14)

Net expenses	70,915	45,288

Net investment income (loss)	106,733	91,572

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	267,306	259,130
Investments in affiliates	44	(18)

Net realized gain (loss)	267,350	259,112

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	775,684	606,642
Investments in affiliates	(94)	(29)

Change in net unrealized appreciation/depreciation	775,590	606,613

Net realized/unrealized gains (losses)	1,042,940	865,725

Change in net assets resulting from operations	$1,149,673	$957,297

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	33

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(6,849)	$(10,145)	$6,328	$20,621
Net realized gain (loss)	736,660	629,057	329,275	205,661
Change in net unrealized appreciation/depreciation	172,919	213,962	(228,771)	42,746

Change in net assets resulting from operations	902,730	832,874	106,832	269,028

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(176,120)	(137,182)	(38,917)	(41,313)
Class C	(88,186)	(69,324)	(1,879)	(2,590)
Class I	(199,341)	(147,315)	(23,411)	(31,866)
Class R2	(12)	(5)	(49)	(47)
Class R3	(61)	(27)	—	—
Class R4	(1,510)	(957)	—	—
Class R5	(10,297)	(8,804)	(518)	(621)
Class R6	(359,755)	(334,548)	(159,341)	(209,503)

Total distributions to shareholders	(835,282)	(698,162)	(224,115)	(285,940)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(46,448)	562,790	(951,095)	74,601

NET ASSETS:
Change in net assets	21,000	697,502	(1,068,378)	57,689
Beginning of period	9,389,089	8,691,587	2,791,397	2,733,708

End of period	$9,410,089	$9,389,089	$1,723,019	$2,791,397

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(7,624)	$(10,571)	$106,733	$262,116
Net realized gain (loss)	223,047	269,037	267,350	854,560
Change in net unrealized appreciation/depreciation	147,443	351,539	775,590	(449,626)

Change in net assets resulting from operations	362,866	610,005	1,149,673	667,050

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(82,704)	(64,068)	(76,720)	(113,824)
Class C	(8,737)	(6,859)	(6,335)	(11,787)
Class I	(75,633)	(66,577)	(133,060)	(180,706)
Class L	—	—	(443,822)	(790,206)
Class R2	(2,939)	(2,466)	(3,525)	(5,220)
Class R3	(2,669)	(1,655)	(3,809)	(4,506)
Class R4	(679)	(921)	(1,419)	(1,721)
Class R5	(33,403)	(18,376)	(4,996)	(5,681)
Class R6	(138,679)	(90,888)	(181,586)	(86,808)

Total distributions to shareholders	(345,443)	(251,810)	(855,272)	(1,200,459)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	266,331	283,053	(166,575)	(734,957)

NET ASSETS:
Change in net assets	283,754	641,248	127,826	(1,268,366)
Beginning of period	4,558,492	3,917,244	17,015,485	18,283,851

End of period	$4,842,246	$4,558,492	$17,143,311	$17,015,485

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	35

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$91,572	$207,703
Net realized gain (loss)	259,112	344,698
Change in net unrealized appreciation/depreciation	606,613	219,801

Change in net assets resulting from operations	957,297	772,202

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(44,981)	(75,407)
Class C	(16,494)	(31,120)
Class I	(99,554)	(161,614)
Class L	(100,871)	(175,343)
Class R2	(3)	(3)
Class R3	(70)	(123)
Class R4	(1,174)	(1,103)
Class R5	(334)	(451)
Class R6	(204,414)	(263,786)

Total distributions to shareholders	(467,895)	(708,950)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	632,040	(621,729)

NET ASSETS:
Change in net assets	1,121,442	(558,477)
Beginning of period	10,825,760	11,384,237

End of period	$11,947,202	$10,825,760

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$160,395	$403,155	$60,338	$104,599
Distributions reinvested	171,962	134,593	38,873	41,253
Cost of shares redeemed	(222,689)	(459,409)	(59,307)	(96,097)

Change in net assets resulting from Class A capital transactions	$109,668	$78,339	$39,904	$49,755

Class C
Proceeds from shares issued	$52,361	$156,438	$807	$2,104
Distributions reinvested	83,432	66,057	1,879	2,589
Cost of shares redeemed	(83,806)	(164,414)	(3,001)	(7,756)

Change in net assets resulting from Class C capital transactions	$51,987	$58,081	$(315)	$(3,063)

Class I
Proceeds from shares issued	$277,438	$749,623	$45,584	$49,175
Distributions reinvested	183,813	135,181	23,288	31,662
Cost of shares redeemed	(305,828)	(558,012)	(70,647)	(100,951)

Change in net assets resulting from Class I capital transactions	$155,423	$326,792	$(1,775)	$(20,114)

Class R2
Proceeds from shares issued	$64	$44	$268	$65
Distributions reinvested	12	5	42	40
Cost of shares redeemed	(29)	(5)	(283)	(21)

Change in net assets resulting from Class R2 capital transactions	$47	$44	$27	$84

Class R3
Proceeds from shares issued	$209	$184	$—	$—
Distributions reinvested	61	27	—	—
Cost of shares redeemed	(33)	(41)	—	—

Change in net assets resulting from Class R3 capital transactions	$237	$170	$—	$—

Class R4
Proceeds from shares issued	$1,007	$4,852	$—	$—
Distributions reinvested	1,510	957	—	—
Cost of shares redeemed	(1,765)	(2,115)	—	—

Change in net assets resulting from Class R4 capital transactions	$752	$3,694	$—	$—

Class R5
Proceeds from shares issued	$7,803	$21,008	$533	$62
Distributions reinvested	10,290	8,803	517	621
Cost of shares redeemed	(17,747)	(26,114)	(1,988)	(1,088)

Change in net assets resulting from Class R5 capital transactions	$346	$3,697	$(938)	$(405)

Class R6
Proceeds from shares issued	$670,782	$705,912	$189,876	$259,016
Distributions reinvested	358,754	333,918	159,315	209,472
Cost of shares redeemed	(1,394,444)	(947,857)	(136,474)	(420,144)
Redemptions in-kind (See Note 7)	—	—	(1,200,715)	—

Change in net assets resulting from Class R6 capital transactions	$(364,908)	$91,973	$(987,998)	$48,344

Total change in net assets resulting from capital transactions	$(46,448)	$562,790	$(951,095)	$74,601

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	37

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
SHARE TRANSACTIONS:
Class A
Issued	7,325	19,276	1,237	2,159
Reinvested	8,088	7,186	853	952
Redeemed	(10,068)	(22,010)	(1,216)	(1,995)

Change in Class A Shares	5,345	4,452	874	1,116

Class C
Issued	2,775	8,466	18	45
Reinvested	4,615	4,060	43	63
Redeemed	(4,438)	(9,125)	(64)	(167)

Change in Class C Shares	2,952	3,401	(3)	(59)

Class I
Issued	12,153	34,535	901	996
Reinvested	8,317	6,986	501	719
Redeemed	(13,493)	(26,418)	(1,402)	(2,083)

Change in Class I Shares	6,977	15,103	— (a)	(368)

Class R2
Issued	2	2	5	1
Reinvested	1	— (a)	1	1
Redeemed	(1)	— (a)	(6)	— (a)

Change in Class R2 Shares	2	2	— (a)	2

Class R3
Issued	11	9	—	—
Reinvested	3	1	—	—
Redeemed	(2)	(2)	—	—

Change in Class R3 Shares	12	8	—	—

Class R4
Issued	44	238	—	—
Reinvested	68	50	—	—
Redeemed	(76)	(96)	—	—

Change in Class R4 Shares	36	192	—	—

Class R5
Issued	331	934	11	2
Reinvested	455	446	11	14
Redeemed	(765)	(1,188)	(40)	(22)

Change in Class R5 Shares	21	192	(18)	(6)

Class R6
Issued	28,916	31,785	3,749	5,236
Reinvested	15,742	16,814	3,444	4,754
Redeemed	(59,824)	(43,117)	(2,709)	(8,527)
Redemptions in-kind (See Note 7)	—	—	(25,455)	—

Change in Class R6 Shares	(15,166)	5,482	(20,971)	1,463

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$56,521	$114,825	$100,052	$232,702
Distributions reinvested	80,011	61,839	69,743	101,729
Cost of shares redeemed	(103,872)	(170,138)	(229,269)	(588,500)

Change in net assets resulting from Class A capital transactions	$32,660	$6,526	$(59,474)	$(254,069)

Class C
Proceeds from shares issued	$5,022	$14,313	$6,954	$18,374
Distributions reinvested	8,149	6,348	5,516	10,374
Cost of shares redeemed	(9,659)	(24,318)	(19,763)	(86,785)

Change in net assets resulting from Class C capital transactions	$3,512	$(3,657)	$(7,293)	$(58,037)

Class I
Proceeds from shares issued	$112,137	$238,900	$237,099	$746,983
Distributions reinvested	71,080	63,129	123,074	166,354
Cost of shares redeemed	(182,392)	(444,249)	(366,664)	(1,161,145)

Change in net assets resulting from Class I capital transactions	$825	$(142,220)	$(6,491)	$(247,808)

Class L
Proceeds from shares issued	$—	$—	$480,014	$1,602,921
Distributions reinvested	—	—	394,599	713,339
Cost of shares redeemed	—	—	(1,264,957)	(4,636,220)

Change in net assets resulting from Class L capital transactions	$—	$—	$(390,344)	$(2,319,960)

Class R2
Proceeds from shares issued	$4,580	$15,230	$7,523	$14,477
Distributions reinvested	2,875	2,347	3,405	4,936
Cost of shares redeemed	(12,194)	(14,882)	(11,959)	(24,713)

Change in net assets resulting from Class R2 capital transactions	$(4,739)	$2,695	$(1,031)	$(5,300)

Class R3
Proceeds from shares issued	$10,005	$8,791	$8,124	$25,594
Distributions reinvested	2,669	1,655	3,652	4,297
Cost of shares redeemed	(3,856)	(9,229)	(6,517)	(17,703)

Change in net assets resulting from Class R3 capital transactions	$8,818	$1,217	$5,259	$12,188

Class R4
Proceeds from shares issued	$2,129	$4,725	$3,199	$11,792
Distributions reinvested	679	921	1,419	1,720
Cost of shares redeemed	(2,246)	(11,309)	(7,108)	(3,466)

Change in net assets resulting from Class R4 capital transactions	$562	$(5,663)	$(2,490)	$10,046

Class R5
Proceeds from shares issued	$67,054	$199,729	$8,966	$26,423
Distributions reinvested	31,743	17,215	4,992	5,681
Cost of shares redeemed	(66,233)	(109,050)	(19,844)	(19,629)

Change in net assets resulting from Class R5 capital transactions	$32,564	$107,894	$(5,886)	$12,475

Class R6
Proceeds from shares issued	$300,442	$565,276	$468,081	$2,480,879
Distributions reinvested	137,892	90,442	174,996	82,670
Cost of shares redeemed	(246,205)	(339,457)	(341,902)	(448,041)

Change in net assets resulting from Class R6 capital transactions	$192,129	$316,261	$301,175	$2,115,508

Total change in net assets resulting from capital transactions	$266,331	$283,053	$(166,575)	$(734,957)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	39

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
SHARE TRANSACTIONS:
Class A
Issued	1,713	3,765	2,615	6,269
Reinvested	2,499	2,301	1,812	2,966
Redeemed	(3,132)	(5,639)	(6,005)	(15,628)

Change in Class A Shares	1,080	427	(1,578)	(6,393)

Class C
Issued	199	610	190	538
Reinvested	341	306	150	315
Redeemed	(381)	(1,023)	(542)	(2,429)

Change in Class C Shares	159	(107)	(202)	(1,576)

Class I
Issued	2,901	6,807	6,148	20,189
Reinvested	1,879	2,019	3,157	4,798
Redeemed	(4,732)	(12,716)	(9,472)	(30,988)

Change in Class I Shares	48	(3,890)	(167)	(6,001)

Class L
Issued	—	—	12,221	41,784
Reinvested	—	—	9,979	20,337
Redeemed	—	—	(32,214)	(124,718)

Change in Class L Shares	—	—	(10,014)	(62,597)

Class R2
Issued	128	460	205	404
Reinvested	82	80	93	150
Redeemed	(337)	(451)	(328)	(692)

Change in Class R2 Shares	(127)	89	(30)	(138)

Class R3
Issued	267	248	213	680
Reinvested	71	53	96	127
Redeemed	(102)	(267)	(171)	(469)

Change in Class R3 Shares	236	34	138	338

Class R4
Issued	55	134	83	313
Reinvested	18	30	37	50
Redeemed	(58)	(325)	(184)	(92)

Change in Class R4 Shares	15	(161)	(64)	271

Class R5
Issued	1,710	5,532	229	697
Reinvested	826	544	126	162
Redeemed	(1,697)	(3,055)	(505)	(517)

Change in Class R5 Shares	839	3,021	(150)	342

Class R6
Issued	7,628	15,732	11,959	66,731
Reinvested	3,570	2,842	4,428	2,355
Redeemed	(6,254)	(9,571)	(8,722)	(11,820)

Change in Class R6 Shares	4,944	9,003	7,665	57,266

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$96,288	$232,481
Distributions reinvested	42,378	70,886
Cost of shares redeemed	(187,113)	(426,883)

Change in net assets resulting from Class A capital transactions	$(48,447)	$(123,516)

Class C
Proceeds from shares issued	$17,419	$49,965
Distributions reinvested	14,740	28,077
Cost of shares redeemed	(57,252)	(149,047)

Change in net assets resulting from Class C capital transactions	$(25,093)	$(71,005)

Class I
Proceeds from shares issued	$249,402	$990,121
Distributions reinvested	87,746	145,394
Cost of shares redeemed	(323,495)	(990,428)

Change in net assets resulting from Class I capital transactions	$13,653	$145,087

Class L
Proceeds from shares issued	$234,410	$682,284
Distributions reinvested	96,694	161,936
Cost of shares redeemed	(474,489)	(1,552,416)

Change in net assets resulting from Class L capital transactions	$(143,385)	$(708,196)

Class R2
Proceeds from shares issued	$22	$33
Distributions reinvested	2	2
Cost of shares redeemed	(22)	(6)

Change in net assets resulting from Class R2 capital transactions	$2	$29

Class R3
Proceeds from shares issued	$138	$1,084
Distributions reinvested	70	109
Cost of shares redeemed	(614)	(69)

Change in net assets resulting from Class R3 capital transactions	$(406)	$1,124

Class R4
Proceeds from shares issued	$13,461	$4,132
Distributions reinvested	1,174	1,103
Cost of shares redeemed	(6,645)	(2,174)

Change in net assets resulting from Class R4 capital transactions	$7,990	$3,061

Class R5
Proceeds from shares issued	$441	$2,695
Distributions reinvested	334	451
Cost of shares redeemed	(1,217)	(1,340)

Change in net assets resulting from Class R5 capital transactions	$(442)	$1,806

Class R6
Proceeds from shares issued	$1,658,468	$581,176
Distributions reinvested	203,530	263,676
Cost of shares redeemed	(1,033,830)	(714,971)

Change in net assets resulting from Class R6 capital transactions	$828,168	$129,881

Total change in net assets resulting from capital transactions	$632,040	$(621,729)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	41

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
SHARE TRANSACTIONS:
Class A
Issued	2,694	6,752
Reinvested	1,145	2,205
Redeemed	(5,180)	(12,282)

Change in Class A Shares	(1,341)	(3,325)

Class C
Issued	485	1,459
Reinvested	401	875
Redeemed	(1,604)	(4,326)

Change in Class C Shares	(718)	(1,992)

Class I
Issued	6,868	28,239
Reinvested	2,357	4,502
Redeemed	(8,933)	(28,665)

Change in Class I Shares	292	4,076

Class L
Issued	6,506	19,446
Reinvested	2,596	5,015
Redeemed	(13,102)	(43,889)

Change in Class L Shares	(4,000)	(19,428)

Class R2
Issued	1	1
Reinvested	— (a)	— (a)
Redeemed	(1)	— (a)

Change in Class R2 Shares	— (a)	1

Class R3
Issued	4	31
Reinvested	2	3
Redeemed	(17)	(2)

Change in Class R3 Shares	(11)	32

Class R4
Issued	376	120
Reinvested	32	34
Redeemed	(184)	(62)

Change in Class R4 Shares	224	92

Class R5
Issued	12	77
Reinvested	9	14
Redeemed	(33)	(38)

Change in Class R5 Shares	(12)	53

Class R6
Issued	45,558	16,654
Reinvested	5,469	8,179
Redeemed	(28,746)	(20,665)

Change in Class R6 Shares	22,281	4,168

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

THIS PAGE IS INTENTIONALLY LEFT BLANK

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	43

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gain
JPMorgan Growth Advantage Fund
Class A
Six Months Ended December 31, 2019 (Unaudited)	$21.78	$(0.04)	$2.23	$2.19	$(2.17)
Year Ended June 30, 2019	21.73	(0.08)	1.89	1.81	(1.76)
Year Ended June 30, 2018	17.95	(0.12)	4.74	4.62	(0.84)
Year Ended June 30, 2017	14.42	(0.09)	3.62	3.53	—
Year Ended June 30, 2016	15.74	(0.08)	(0.71)	(0.79)	(0.53)
Year Ended June 30, 2015	14.24	(0.10)	2.17	2.07	(0.57)

Class C
Six Months Ended December 31, 2019 (Unaudited)	18.86	(0.09)	1.93	1.84	(2.17)
Year Ended June 30, 2019	19.16	(0.16)	1.62	1.46	(1.76)
Year Ended June 30, 2018	15.99	(0.19)	4.20	4.01	(0.84)
Year Ended June 30, 2017	12.91	(0.15)	3.23	3.08	—
Year Ended June 30, 2016	14.22	(0.14)	(0.64)	(0.78)	(0.53)
Year Ended June 30, 2015	12.98	(0.15)	1.96	1.81	(0.57)

Class I
Six Months Ended December 31, 2019 (Unaudited)	22.53	(0.02)	2.32	2.30	(2.17)
Year Ended June 30, 2019	22.36	(0.03)	1.96	1.93	(1.76)
Year Ended June 30, 2018	18.40	(0.07)	4.87	4.80	(0.84)
Year Ended June 30, 2017	14.75	(0.05)	3.70	3.65	—
Year Ended June 30, 2016	16.06	(0.06)	(0.72)	(0.78)	(0.53)
Year Ended June 30, 2015	14.50	(0.07)	2.20	2.13	(0.57)

Class R2
Six Months Ended December 31, 2019 (Unaudited)	21.67	(0.07)	2.21	2.14	(2.17)
Year Ended June 30, 2019	21.68	(0.13)	1.88	1.75	(1.76)
July 31, 2017 (f) through June 30, 2018	18.47	(0.14)	4.19	4.05	(0.84)

Class R3
Six Months Ended December 31, 2019 (Unaudited)	21.79	(0.04)	2.23	2.19	(2.17)
Year Ended June 30, 2019	21.74	(0.07)	1.88	1.81	(1.76)
Year Ended June 30, 2018	17.96	(0.11)	4.73	4.62	(0.84)
May 31, 2017 (f) through June 30, 2017	17.85	(0.01)	0.12	0.11	—

Class R4
Six Months Ended December 31, 2019 (Unaudited)	22.53	(0.02)	2.32	2.30	(2.17)
Year Ended June 30, 2019	22.36	(0.03)	1.96	1.93	(1.76)
Year Ended June 30, 2018	18.40	(0.03)	4.83	4.80	(0.84)
May 31, 2017 (f) through June 30, 2017	18.29	— (g)	0.11	0.11	—

Class R5
Six Months Ended December 31, 2019 (Unaudited)	23.00	— (g)	2.37	2.37	(2.17)
Year Ended June 30, 2019	22.76	0.01	1.99	2.00	(1.76)
Year Ended June 30, 2018	18.69	(0.04)	4.95	4.91	(0.84)
Year Ended June 30, 2017	14.96	(0.03)	3.76	3.73	—
Year Ended June 30, 2016	16.25	(0.03)	(0.73)	(0.76)	(0.53)
Year Ended June 30, 2015	14.63	(0.04)	2.23	2.19	(0.57)

Class R6
Six Months Ended December 31, 2019 (Unaudited)	23.15	0.01	2.39	2.40	(2.17)
Year Ended June 30, 2019	22.87	0.03	2.01	2.04	(1.76)
Year Ended June 30, 2018	18.76	(0.02)	4.97	4.95	(0.84)
Year Ended June 30, 2017	15.00	(0.01)	3.77	3.76	—
Year Ended June 30, 2016	16.27	(0.01)	(0.73)	(0.74)	(0.53)
Year Ended June 30, 2015	14.64	(0.03)	2.23	2.20	(0.57)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than $0.005.
(h)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$21.80	10.31%	$1,943,737	1.14%	(0.40)%	1.17%	15%
21.78	9.63	1,825,607	1.14	(0.38)	1.25	40
21.73	26.22	1,724,681	1.16	(0.57)	1.25	31
17.95	24.48	1,550,092	1.24	(0.56)	1.32	34
14.42	(5.07)	1,643,136	1.25	(0.55)	1.35	46
15.74	14.99	1,174,260	1.24	(0.65)	1.35	46

18.53	10.04	834,197	1.64	(0.90)	1.67	15
18.86	9.06	793,489	1.64	(0.88)	1.75	40
19.16	25.60	740,817	1.66	(1.07)	1.76	31
15.99	23.86	605,999	1.74	(1.06)	1.82	34
12.91	(5.55)	594,190	1.75	(1.04)	1.85	46
14.22	14.43	321,500	1.74	(1.14)	1.84	46

22.66	10.45	2,277,130	0.89	(0.15)	0.91	15
22.53	9.91	2,107,041	0.89	(0.12)	1.00	40
22.36	26.56	1,753,505	0.92	(0.32)	1.00	31
18.40	24.75	1,691,899	1.00	(0.31)	1.04	34
14.75	(4.91)	922,981	1.08	(0.41)	1.09	46
16.06	15.14	1,219,501	1.09	(0.48)	1.09	46

21.64	10.13	135	1.39	(0.64)	1.94	15
21.67	9.36	88	1.39	(0.61)	2.24	40
21.68	22.39	43	1.41	(0.77)	1.59	31

21.81	10.30	687	1.14	(0.40)	1.27	15
21.79	9.63	448	1.14	(0.36)	1.40	40
21.74	26.20	266	1.15	(0.53)	1.28	31
17.96	0.62	20	1.25	(0.55)	1.25	34

22.66	10.46	17,336	0.89	(0.15)	0.91	15
22.53	9.91	16,423	0.89	(0.12)	1.00	40
22.36	26.56	12,005	0.88	(0.16)	1.00	31
18.40	0.60	20	0.99	(0.29)	1.00	34

23.20	10.55	119,957	0.74	— (h)	0.76	15
23.00	10.05	118,449	0.74	0.02	0.85	40
22.76	26.74	112,830	0.77	(0.18)	0.85	31
18.69	24.93	95,952	0.85	(0.17)	0.88	34
14.96	(4.72)	82,358	0.89	(0.20)	0.90	46
16.25	15.42	58,686	0.86	(0.25)	0.87	46

23.38	10.61	4,216,910	0.64	0.09	0.66	15
23.15	10.18	4,527,544	0.64	0.12	0.75	40
22.87	26.86	4,347,440	0.67	(0.07)	0.75	31
18.76	25.07	3,153,928	0.74	(0.06)	0.75	34
15.00	(4.59)	2,720,935	0.76	(0.07)	0.76	46
16.27	15.48	2,414,333	0.76	(0.17)	0.77	46

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	45

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Equity Fund
Class A
Six Months Ended December 31, 2019 (Unaudited)	$50.52	$0.05	$3.22	$3.27	$(0.30)	$(3.93)	$(4.23)
Year Ended June 30, 2019	51.57	0.18	4.04	4.22	(0.13)	(5.14)	(5.27)
Year Ended June 30, 2018	48.53	— (f)	5.89	5.89	—	(2.85)	(2.85)
Year Ended June 30, 2017	42.95	(0.02)	7.02	7.00	(0.05)	(1.37)	(1.42)
Year Ended June 30, 2016	47.12	(0.01)	(2.02)	(2.03)	(0.03)	(2.11)	(2.14)
Year Ended June 30, 2015	44.91	(0.03)	4.32	4.29	(0.02)	(2.06)	(2.08)

Class C
Six Months Ended December 31, 2019 (Unaudited)	48.32	(0.07)	3.05	2.98	(0.05)	(3.93)	(3.98)
Year Ended June 30, 2019	49.66	(0.04)	3.84	3.80	—	(5.14)	(5.14)
Year Ended June 30, 2018	47.05	(0.24)	5.70	5.46	—	(2.85)	(2.85)
Year Ended June 30, 2017	41.85	(0.25)	6.82	6.57	—	(1.37)	(1.37)
Year Ended June 30, 2016	46.16	(0.23)	(1.97)	(2.20)	—	(2.11)	(2.11)
Year Ended June 30, 2015	44.21	(0.25)	4.23	3.98	—	(2.03)	(2.03)

Class I
Six Months Ended December 31, 2019 (Unaudited)	51.35	0.12	3.28	3.40	(0.40)	(3.93)	(4.33)
Year Ended June 30, 2019	52.32	0.33	4.07	4.40	(0.23)	(5.14)	(5.37)
Year Ended June 30, 2018	49.13	0.14	5.97	6.11	(0.07)	(2.85)	(2.92)
Year Ended June 30, 2017	43.41	0.14	7.09	7.23	(0.14)	(1.37)	(1.51)
Year Ended June 30, 2016	47.47	0.11	(1.99)	(1.88)	(0.07)	(2.11)	(2.18)
Year Ended June 30, 2015	45.15	0.13	4.34	4.47	(0.09)	(2.06)	(2.15)

Class R2
Six Months Ended December 31, 2019 (Unaudited)	49.96	(0.01)	3.17	3.16	(0.16)	(3.93)	(4.09)
Year Ended June 30, 2019	51.08	0.05	4.00	4.05	(0.03)	(5.14)	(5.17)
Year Ended June 30, 2018	48.21	(0.14)	5.86	5.72	—	(2.85)	(2.85)
Year Ended June 30, 2017	42.75	(0.14)	6.98	6.84	(0.01)	(1.37)	(1.38)
Year Ended June 30, 2016	46.98	(0.13)	(1.99)	(2.12)	—	(2.11)	(2.11)
Year Ended June 30, 2015	44.87	(0.14)	4.30	4.16	—	(2.05)	(2.05)

Class R5
Six Months Ended December 31, 2019 (Unaudited)	51.37	0.15	3.29	3.44	(0.46)	(3.93)	(4.39)
Year Ended June 30, 2019	52.35	0.41	4.06	4.47	(0.31)	(5.14)	(5.45)
Year Ended June 30, 2018	49.17	0.24	5.94	6.18	(0.15)	(2.85)	(3.00)
Year Ended June 30, 2017	43.43	0.18	7.11	7.29	(0.18)	(1.37)	(1.55)
Year Ended June 30, 2016	47.49	0.18	(2.03)	(1.85)	(0.10)	(2.11)	(2.21)
Year Ended June 30, 2015	45.15	0.20	4.33	4.53	(0.13)	(2.06)	(2.19)

Class R6
Six Months Ended December 31, 2019 (Unaudited)	51.41	0.17	3.29	3.46	(0.52)	(3.93)	(4.45)
Year Ended June 30, 2019	52.39	0.43	4.09	4.52	(0.36)	(5.14)	(5.50)
Year Ended June 30, 2018	49.18	0.27	5.96	6.23	(0.17)	(2.85)	(3.02)
Year Ended June 30, 2017	43.44	0.21	7.09	7.30	(0.19)	(1.37)	(1.56)
Year Ended June 30, 2016	47.49	0.20	(2.02)	(1.82)	(0.12)	(2.11)	(2.23)
Year Ended June 30, 2015	45.15	0.20	4.34	4.54	(0.14)	(2.06)	(2.20)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$49.56	7.31%	$485,874	1.14%	0.21%	1.26%	16%
50.52	9.92	451,118	1.13	0.37	1.26	34
51.57	12.37	402,897	1.17	0.01	1.25	31
48.53	16.61	378,055	1.24	(0.05)	1.37	38
42.95	(4.17)	335,424	1.25	(0.03)	1.43	39
47.12	9.99	232,320	1.24	(0.06)	1.44	41

47.32	7.05	23,421	1.64	(0.29)	1.76	16
48.32	9.37	24,071	1.63	(0.09)	1.76	34
49.66	11.83	27,666	1.67	(0.50)	1.76	31
47.05	16.01	30,596	1.74	(0.56)	1.92	38
41.85	(4.64)	32,045	1.75	(0.54)	1.96	39
46.16	9.44	25,597	1.74	(0.56)	1.91	41

50.42	7.46	295,590	0.89	0.46	1.01	16
51.35	10.20	301,071	0.88	0.65	1.00	34
52.32	12.68	326,026	0.89	0.26	1.00	31
49.13	17.01	778,378	0.89	0.30	1.08	38
43.41	(3.81)	622,440	0.90	0.25	1.20	39
47.47	10.35	1,773,929	0.89	0.29	1.16	41

49.03	7.18	547	1.39	(0.04)	1.55	16
49.96	9.63	524	1.38	0.10	1.57	34
51.08	12.09	443	1.43	(0.28)	1.57	31
48.21	16.30	600	1.49	(0.31)	1.69	38
42.75	(4.38)	688	1.50	(0.30)	1.81	39
46.98	9.71	823	1.49	(0.31)	1.69	41

50.42	7.54	5,040	0.74	0.59	0.86	16
51.37	10.37	6,073	0.73	0.81	0.86	34
52.35	12.83	6,499	0.75	0.47	0.85	31
49.17	17.14	1,804	0.79	0.40	0.87	38
43.43	(3.73)	2,840	0.80	0.42	0.91	39
47.49	10.49	1,636	0.79	0.43	0.88	41

50.42	7.58	912,547	0.64	0.69	0.75	16
51.41	10.48	2,008,540	0.63	0.87	0.75	34
52.39	12.93	1,970,177	0.67	0.51	0.75	31
49.18	17.18	1,619,045	0.74	0.45	0.75	38
43.44	(3.66)	1,370,912	0.74	0.46	0.77	39
47.49	10.53	1,268,988	0.74	0.45	0.80	41

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	47

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gain
JPMorgan Mid Cap Growth Fund
Class A
Six Months Ended December 31, 2019 (Unaudited)	$32.94	$(0.11)	$2.62	$2.51	$(2.81)
Year Ended June 30, 2019	30.84	(0.17)	4.42	4.25	(2.15)
Year Ended June 30, 2018	27.99	(0.19)	5.18	4.99	(2.14)
Year Ended June 30, 2017	23.43	(0.14)	4.71	4.57	(0.01)
Year Ended June 30, 2016	27.71	(0.15)	(2.67)	(2.82)	(1.46)
Year Ended June 30, 2015	27.49	(0.18)	3.19	3.01	(2.79)

Class C
Six Months Ended December 31, 2019 (Unaudited)	25.34	(0.15)	2.01	1.86	(2.81)
Year Ended June 30, 2019	24.37	(0.25)	3.37	3.12	(2.15)
Year Ended June 30, 2018	22.64	(0.27)	4.14	3.87	(2.14)
Year Ended June 30, 2017	19.05	(0.22)	3.82	3.60	(0.01)
Year Ended June 30, 2016	22.93	(0.22)	(2.20)	(2.42)	(1.46)
Year Ended June 30, 2015	23.35	(0.26)	2.63	2.37	(2.79)

Class I
Six Months Ended December 31, 2019 (Unaudited)	38.37	(0.06)	3.06	3.00	(2.81)
Year Ended June 30, 2019	35.44	(0.09)	5.17	5.08	(2.15)
Year Ended June 30, 2018	31.79	(0.10)	5.89	5.79	(2.14)
Year Ended June 30, 2017	26.52	(0.07)	5.35	5.28	(0.01)
Year Ended June 30, 2016	31.06	(0.09)	(2.99)	(3.08)	(1.46)
Year Ended June 30, 2015	30.39	(0.11)	3.57	3.46	(2.79)

Class R2
Six Months Ended December 31, 2019 (Unaudited)	35.91	(0.16)	2.85	2.69	(2.81)
Year Ended June 30, 2019	33.49	(0.27)	4.84	4.57	(2.15)
Year Ended June 30, 2018	30.31	(0.28)	5.60	5.32	(2.14)
Year Ended June 30, 2017	25.41	(0.21)	5.12	4.91	(0.01)
Year Ended June 30, 2016	29.96	(0.18)	(2.91)	(3.09)	(1.46)
Year Ended June 30, 2015	29.54	(0.24)	3.45	3.21	(2.79)

Class R3
Six Months Ended December 31, 2019 (Unaudited)	38.01	(0.12)	3.03	2.91	(2.81)
Year Ended June 30, 2019	35.23	(0.20)	5.13	4.93	(2.15)
Year Ended June 30, 2018	31.71	(0.19)	5.85	5.66	(2.14)
September 9, 2016 (f) through June 30, 2017	27.06	(0.13)	4.79	4.66	(0.01)

Class R4
Six Months Ended December 31, 2019 (Unaudited)	38.30	(0.08)	3.06	2.98	(2.81)
Year Ended June 30, 2019	35.40	(0.11)	5.16	5.05	(2.15)
Year Ended June 30, 2018	31.77	(0.12)	5.89	5.77	(2.14)
September 9, 2016 (f) through June 30, 2017	27.06	(0.06)	4.78	4.72	(0.01)

Class R5
Six Months Ended December 31, 2019 (Unaudited)	38.90	(0.04)	3.12	3.08	(2.81)
Year Ended June 30, 2019	35.85	(0.04)	5.24	5.20	(2.15)
Year Ended June 30, 2018	32.09	(0.06)	5.96	5.90	(2.14)
Year Ended June 30, 2017	26.74	(0.03)	5.39	5.36	(0.01)
Year Ended June 30, 2016	31.26	(0.03)	(3.03)	(3.06)	(1.46)
Year Ended June 30, 2015	30.52	(0.07)	3.60	3.53	(2.79)

Class R6
Six Months Ended December 31, 2019 (Unaudited)	39.09	(0.03)	3.14	3.11	(2.81)
Year Ended June 30, 2019	36.00	(0.02)	5.26	5.24	(2.15)
Year Ended June 30, 2018	32.20	(0.04)	5.98	5.94	(2.14)
Year Ended June 30, 2017	26.82	(0.02)	5.41	5.39	(0.01)
Year Ended June 30, 2016	31.33	(0.02)	(3.03)	(3.05)	(1.46)
Year Ended June 30, 2015	30.57	(0.06)	3.61	3.55	(2.79)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$32.64	7.78%	$1,038,915	1.24%	(0.65)%	1.28%	21%
32.94	15.37	1,012,686	1.23	(0.56)	1.28	54
30.84	18.39	934,982	1.23	(0.62)	1.30	56
27.99	19.52	915,226	1.23	(0.56)	1.36	41
23.43	(10.29)	949,148	1.24	(0.59)	1.40	56
27.71	12.37	984,262	1.23	(0.68)	1.35	57

24.39	7.55	84,281	1.74	(1.15)	1.76	21
25.34	14.78	83,558	1.73	(1.06)	1.75	54
24.37	17.76	82,939	1.73	(1.12)	1.76	56
22.64	18.92	90,640	1.73	(1.06)	1.85	41
19.05	(10.70)	96,729	1.74	(1.08)	1.90	56
22.93	11.78	75,494	1.73	(1.19)	1.86	57

38.56	7.96	1,093,077	0.93	(0.33)	1.00	21
38.37	15.73	1,085,728	0.92	(0.25)	1.00	54
35.44	18.72	1,140,704	0.92	(0.30)	1.00	56
31.79	19.92	1,050,151	0.92	(0.25)	1.08	41
26.52	(10.01)	929,489	0.93	(0.31)	1.13	56
31.06	12.68	1,562,284	0.92	(0.37)	1.12	57

35.79	7.64	39,758	1.49	(0.90)	1.57	21
35.91	15.10	44,453	1.48	(0.81)	1.55	54
33.49	18.06	38,486	1.48	(0.87)	1.57	56
30.31	19.34	35,242	1.42	(0.74)	1.69	41
25.41	(10.42)	32,092	1.40	(0.71)	1.71	56
29.96	12.18	9,868	1.39	(0.85)	1.64	57

38.11	7.80	39,109	1.24	(0.64)	1.25	21
38.01	15.38	30,023	1.23	(0.56)	1.25	54
35.23	18.34	26,638	1.23	(0.54)	1.26	56
31.71	17.24	152	1.23	(0.54)	1.42	41

38.47	7.92	9,959	0.99	(0.39)	1.00	21
38.30	15.66	9,343	0.98	(0.31)	1.00	54
35.40	18.66	14,320	0.98	(0.33)	1.01	56
31.77	17.46	129	0.98	(0.23)	1.10	41

39.17	8.06	493,498	0.79	(0.19)	0.85	21
38.90	15.89	457,513	0.78	(0.11)	0.85	54
35.85	18.89	313,336	0.78	(0.16)	0.85	56
32.09	20.06	247,068	0.78	(0.10)	0.89	41
26.74	(9.87)	224,498	0.79	(0.13)	0.91	56
31.26	12.87	164,713	0.78	(0.25)	0.87	57

39.39	8.10	2,043,649	0.74	(0.14)	0.75	21
39.09	15.94	1,835,188	0.73	(0.05)	0.75	54
36.00	18.95	1,365,839	0.73	(0.11)	0.76	56
32.20	20.11	749,670	0.73	(0.06)	0.76	41
26.82	(9.82)	619,527	0.73	(0.06)	0.77	56
31.33	12.92	265,905	0.73	(0.19)	0.78	57

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	49

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund
Class A
Six Months Ended December 31, 2019 (Unaudited)	$38.02	$0.17	$2.41	$2.58	$(0.33)	$(1.55)	$(1.88)
Year Ended June 30, 2019	39.24	0.45	0.87	1.32	(0.38)	(2.16)	(2.54)
Year Ended June 30, 2018	37.80	0.20	2.14	2.34	(0.18)	(0.72)	(0.90)
Year Ended June 30, 2017	35.41	0.17	4.60	4.77	(0.14)	(2.24)	(2.38)
Year Ended June 30, 2016	36.98	0.19	0.33	0.52	(0.14)	(1.95)	(2.09)
Year Ended June 30, 2015	37.25	0.20	2.52	2.72	(0.20)	(2.79)	(2.99)

Class C
Six Months Ended December 31, 2019 (Unaudited)	36.44	0.07	2.30	2.37	(0.12)	(1.55)	(1.67)
Year Ended June 30, 2019	37.68	0.26	0.83	1.09	(0.17)	(2.16)	(2.33)
Year Ended June 30, 2018	36.35	(0.02)	2.07	2.05	—	(0.72)	(0.72)
Year Ended June 30, 2017	34.17	(0.02)	4.44	4.42	—	(2.24)	(2.24)
Year Ended June 30, 2016	35.79	0.01	0.32	0.33	—	(1.95)	(1.95)
Year Ended June 30, 2015	36.19	0.01	2.44	2.45	(0.06)	(2.79)	(2.85)

Class I
Six Months Ended December 31, 2019 (Unaudited)	38.48	0.22	2.45	2.67	(0.43)	(1.55)	(1.98)
Year Ended June 30, 2019	39.70	0.54	0.88	1.42	(0.48)	(2.16)	(2.64)
Year Ended June 30, 2018	38.24	0.30	2.16	2.46	(0.28)	(0.72)	(1.00)
Year Ended June 30, 2017	35.79	0.27	4.66	4.93	(0.24)	(2.24)	(2.48)
Year Ended June 30, 2016	37.36	0.28	0.33	0.61	(0.23)	(1.95)	(2.18)
Year Ended June 30, 2015	37.61	0.28	2.55	2.83	(0.29)	(2.79)	(3.08)

Class L
Six Months Ended December 31, 2019 (Unaudited)	38.99	0.27	2.48	2.75	(0.52)	(1.55)	(2.07)
Year Ended June 30, 2019	40.21	0.62	0.90	1.52	(0.58)	(2.16)	(2.74)
Year Ended June 30, 2018	38.70	0.40	2.20	2.60	(0.37)	(0.72)	(1.09)
Year Ended June 30, 2017	36.19	0.36	4.71	5.07	(0.32)	(2.24)	(2.56)
Year Ended June 30, 2016	37.76	0.37	0.33	0.70	(0.32)	(1.95)	(2.27)
Year Ended June 30, 2015	37.99	0.40	2.56	2.96	(0.40)	(2.79)	(3.19)

Class R2
Six Months Ended December 31, 2019 (Unaudited)	36.35	0.11	2.31	2.42	(0.25)	(1.55)	(1.80)
Year Ended June 30, 2019	37.64	0.31	0.86	1.17	(0.30)	(2.16)	(2.46)
Year Ended June 30, 2018	36.33	0.10	2.05	2.15	(0.12)	(0.72)	(0.84)
Year Ended June 30, 2017	34.14	0.07	4.43	4.50	(0.07)	(2.24)	(2.31)
Year Ended June 30, 2016	35.73	0.10	0.32	0.42	(0.06)	(1.95)	(2.01)
Year Ended June 30, 2015	36.14	0.10	2.43	2.53	(0.15)	(2.79)	(2.94)

Class R3
Six Months Ended December 31, 2019 (Unaudited)	37.70	0.17	2.39	2.56	(0.35)	(1.55)	(1.90)
Year Ended June 30, 2019	38.97	0.39	0.91	1.30	(0.41)	(2.16)	(2.57)
Year Ended June 30, 2018	37.67	0.21	2.11	2.32	(0.30)	(0.72)	(1.02)
September 9, 2016 (f) through June 30, 2017	35.78	0.26	4.15	4.41	(0.28)	(2.24)	(2.52)

Class R4
Six Months Ended December 31, 2019 (Unaudited)	38.29	0.22	2.43	2.65	(0.43)	(1.55)	(1.98)
Year Ended June 30, 2019	39.56	0.50	0.90	1.40	(0.51)	(2.16)	(2.67)
Year Ended June 30, 2018	38.16	0.33	2.13	2.46	(0.34)	(0.72)	(1.06)
September 9, 2016 (f) through June 30, 2017	36.18	0.38	4.15	4.53	(0.31)	(2.24)	(2.55)

Class R5
Six Months Ended December 31, 2019 (Unaudited)	38.93	0.25	2.48	2.73	(0.49)	(1.55)	(2.04)
Year Ended June 30, 2019	40.15	0.58	0.90	1.48	(0.54)	(2.16)	(2.70)
Year Ended June 30, 2018	38.67	0.38	2.17	2.55	(0.35)	(0.72)	(1.07)
September 9, 2016 (f) through June 30, 2017	36.60	0.36	4.28	4.64	(0.33)	(2.24)	(2.57)

Class R6
Six Months Ended December 31, 2019 (Unaudited)	38.97	0.27	2.49	2.76	(0.53)	(1.55)	(2.08)
Year Ended June 30, 2019	40.19	0.58	0.94	1.52	(0.58)	(2.16)	(2.74)
Year Ended June 30, 2018	38.69	0.43	2.16	2.59	(0.37)	(0.72)	(1.09)
September 9, 2016 (f) through June 30, 2017	36.60	0.32	4.34	4.66	(0.33)	(2.24)	(2.57)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$38.72	6.84%	$1,632,529	1.24%	0.87%	1.24%	6%
38.02	4.12	1,662,841	1.23	1.20	1.25	11
39.24	6.20	1,967,162	1.23	0.51	1.26	13
37.80	13.83	2,149,689	1.23	0.45	1.36	23
35.41	1.85	2,302,567	1.24	0.54	1.41	20
36.98	7.68	2,623,772	1.23	0.53	1.38	18

37.14	6.57	145,229	1.74	0.37	1.74	6
36.44	3.59	149,839	1.73	0.72	1.74	11
37.68	5.65	214,331	1.74	(0.06)	1.75	13
36.35	13.27	452,351	1.74	(0.06)	1.80	23
34.17	1.35	549,619	1.75	0.03	1.83	20
35.79	7.12	595,385	1.74	0.03	1.84	18

39.17	7.00	2,704,051	0.98	1.13	0.99	6
38.48	4.38	2,662,983	0.98	1.41	0.99	11
39.70	6.44	2,985,882	0.98	0.77	1.00	13
38.24	14.15	2,902,646	0.98	0.72	1.07	23
35.79	2.11	2,332,160	0.99	0.80	1.11	20
37.36	7.92	2,347,703	0.98	0.75	1.10	18

39.67	7.11	8,756,795	0.75	1.36	0.84	6
38.99	4.63	8,996,364	0.74	1.61	0.85	11
40.21	6.73	11,795,588	0.74	1.00	0.86	13
38.70	14.39	12,478,637	0.74	0.96	0.91	23
36.19	2.35	10,313,629	0.75	1.04	0.94	20
37.76	8.19	10,320,516	0.74	1.05	0.94	18

36.97	6.71	74,409	1.49	0.62	1.50	6
36.35	3.86	74,236	1.49	0.87	1.50	11
37.64	5.93	82,108	1.49	0.26	1.51	13
36.33	13.53	85,287	1.49	0.21	1.65	23
34.14	1.61	66,167	1.50	0.29	1.75	20
35.73	7.38	71,697	1.49	0.28	1.71	18

38.36	6.85	79,886	1.23	0.89	1.24	6
37.70	4.12	73,299	1.24	1.04	1.25	11
38.97	6.17	62,576	1.24	0.55	1.25	13
37.67	12.70	19,262	1.24	0.87	1.35	23

38.96	6.99	25,663	0.98	1.14	0.99	6
38.29	4.38	27,681	0.98	1.32	0.99	11
39.56	6.45	17,859	0.99	0.83	1.00	13
38.16	12.89	3,537	0.99	1.26	1.10	23

39.62	7.07	90,977	0.83	1.27	0.83	6
38.93	4.52	95,243	0.83	1.50	0.84	11
40.15	6.61	84,457	0.84	0.96	0.85	13
38.67	13.06	30,334	0.84	1.18	1.02	23

39.65	7.14	3,633,772	0.73	1.39	0.73	6
38.97	4.63	3,272,999	0.73	1.52	0.74	11
40.19	6.71	1,073,888	0.74	1.08	0.75	13
38.69	13.13	281,269	0.74	1.05	0.75	23

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	51

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund
Class A
Six Months Ended December 31, 2019 (Unaudited)	$35.46	$0.24		$2.82	$3.06	$(0.45)	$(0.93)	$(1.38)
Year Ended June 30, 2019	35.38	0.55		1.68	2.23	(0.46)	(1.69)	(2.15)
Year Ended June 30, 2018	33.40	0.35	(f)	2.26	2.61	(0.28)	(0.35)	(0.63)
Year Ended June 30, 2017	28.66	0.27		4.77	5.04	(0.30)	—	(0.30)
Year Ended June 30, 2016	29.84	0.27		(0.99)	(0.72)	(0.17)	(0.29)	(0.46)
Year Ended June 30, 2015	29.15	0.19		1.47	1.66	(0.26)	(0.71)	(0.97)

Class C
Six Months Ended December 31, 2019 (Unaudited)	35.29	0.15		2.80	2.95	(0.26)	(0.93)	(1.19)
Year Ended June 30, 2019	35.20	0.38		1.68	2.06	(0.28)	(1.69)	(1.97)
Year Ended June 30, 2018	33.20	0.18	(f)	2.24	2.42	(0.07)	(0.35)	(0.42)
Year Ended June 30, 2017	28.52	0.11		4.74	4.85	(0.17)	—	(0.17)
Year Ended June 30, 2016	29.72	0.14		(0.99)	(0.85)	(0.06)	(0.29)	(0.35)
Year Ended June 30, 2015	29.08	0.04		1.47	1.51	(0.16)	(0.71)	(0.87)

Class I
Six Months Ended December 31, 2019 (Unaudited)	35.67	0.29		2.83	3.12	(0.54)	(0.93)	(1.47)
Year Ended June 30, 2019	35.60	0.62		1.70	2.32	(0.56)	(1.69)	(2.25)
Year Ended June 30, 2018	33.62	0.44	(f)	2.28	2.72	(0.39)	(0.35)	(0.74)
Year Ended June 30, 2017	28.86	0.35		4.80	5.15	(0.39)	—	(0.39)
Year Ended June 30, 2016	29.99	0.33		(0.98)	(0.65)	(0.19)	(0.29)	(0.48)
Year Ended June 30, 2015	29.27	0.27		1.48	1.75	(0.32)	(0.71)	(1.03)

Class L
Six Months Ended December 31, 2019 (Unaudited)	35.69	0.32		2.83	3.15	(0.59)	(0.93)	(1.52)
Year Ended June 30, 2019	35.62	0.72		1.64	2.36	(0.60)	(1.69)	(2.29)
Year Ended June 30, 2018	33.63	0.50	(f)	2.29	2.79	(0.45)	(0.35)	(0.80)
Year Ended June 30, 2017	28.86	0.41		4.82	5.23	(0.46)	—	(0.46)
Year Ended June 30, 2016	30.06	0.43		(1.02)	(0.59)	(0.32)	(0.29)	(0.61)
Year Ended June 30, 2015	29.31	0.34		1.50	1.84	(0.38)	(0.71)	(1.09)

Class R2
Six Months Ended December 31, 2019 (Unaudited)	35.24	0.20		2.79	2.99	(0.39)	(0.93)	(1.32)
Year Ended June 30, 2019	35.22	0.48		1.65	2.13	(0.42)	(1.69)	(2.11)
July 31, 2017 (g) through June 30, 2018	34.04	0.25	(f)	1.64	1.89	(0.36)	(0.35)	(0.71)

Class R3
Six Months Ended December 31, 2019 (Unaudited)	35.08	0.24		2.78	3.02	(0.44)	(0.93)	(1.37)
Year Ended June 30, 2019	35.11	0.49		1.71	2.20	(0.54)	(1.69)	(2.23)
Year Ended June 30, 2018	33.24	0.35	(f)	2.26	2.61	(0.39)	(0.35)	(0.74)
September 9, 2016 (g) through June 30, 2017	29.33	0.29		4.06	4.35	(0.44)	—	(0.44)

Class R4
Six Months Ended December 31, 2019 (Unaudited)	35.52	0.29		2.82	3.11	(0.56)	(0.93)	(1.49)
Year Ended June 30, 2019	35.47	0.62		1.69	2.31	(0.57)	(1.69)	(2.26)
Year Ended June 30, 2018	33.55	0.51	(f)	2.20	2.71	(0.44)	(0.35)	(0.79)
September 9, 2016 (g) through June 30, 2017	29.56	0.27		4.18	4.45	(0.46)	—	(0.46)

Class R5
Six Months Ended December 31, 2019 (Unaudited)	35.62	0.32		2.84	3.16	(0.60)	(0.93)	(1.53)
Year Ended June 30, 2019	35.57	0.65		1.71	2.36	(0.62)	(1.69)	(2.31)
Year Ended June 30, 2018	33.59	0.50	(f)	2.28	2.78	(0.45)	(0.35)	(0.80)
September 9, 2016 (g) through June 30, 2017	29.57	0.30		4.20	4.50	(0.48)	—	(0.48)

Class R6
Six Months Ended December 31, 2019 (Unaudited)	35.67	0.34		2.83	3.17	(0.63)	(0.93)	(1.56)
Year Ended June 30, 2019	35.60	0.71		1.70	2.41	(0.65)	(1.69)	(2.34)
Year Ended June 30, 2018	33.61	0.54	(f)	2.26	2.80	(0.46)	(0.35)	(0.81)
September 9, 2016 (g) through June 30, 2017	29.57	0.36		4.17	4.53	(0.49)	—	(0.49)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$37.14	8.67%	$1,239,813	1.14%	1.33%		1.17%	13%
35.46	7.00	1,231,325	1.14	1.59		1.25	15
35.38	7.81	1,346,080	1.17	1.01	(f)	1.25	23
33.40	17.60	1,432,370	1.24	0.85		1.36	24
28.66	(2.34)	2,045,698	1.24	0.98		1.43	26
29.84	5.78	2,440,061	1.24	0.64		1.41	17

37.05	8.40	522,311	1.64	0.83		1.67	13
35.29	6.45	522,878	1.64	1.08		1.75	15
35.20	7.27	591,602	1.67	0.51	(f)	1.75	23
33.20	17.02	746,521	1.74	0.34		1.81	24
28.52	(2.82)	728,800	1.74	0.49		1.85	26
29.72	5.26	701,023	1.73	0.14		1.83	17

37.32	8.80	2,569,941	0.89	1.58		0.91	13
35.67	7.28	2,445,747	0.89	1.76		0.99	15
35.60	8.07	2,296,056	0.92	1.26	(f)	1.00	23
33.62	17.89	2,165,577	0.99	1.09		1.04	24
28.86	(2.10)	1,414,635	0.99	1.16		1.05	26
29.99	6.05	3,095,251	0.99	0.89		1.05	17

37.32	8.88	2,537,783	0.74	1.74		0.76	13
35.69	7.41	2,569,596	0.74	2.04		0.84	15
35.62	8.29	3,255,993	0.74	1.42	(f)	0.85	23
33.63	18.17	3,643,327	0.75	1.32		0.87	24
28.86	(1.87)	5,901,818	0.74	1.50		0.88	26
30.06	6.36	5,058,172	0.74	1.15		0.90	17

36.91	8.53	74	1.39	1.09		1.58	13
35.24	6.72	69	1.39	1.40		2.14	15
35.22	5.54	38	1.41	0.78	(f)	1.61	23

36.73	8.65	1,932	1.14	1.33		1.18	13
35.08	7.00	2,241	1.14	1.44		1.26	15
35.11	7.82	1,132	1.15	1.01	(f)	1.28	23
33.24	14.87	385	1.24	1.09		1.36	24

37.14	8.81	29,803	0.89	1.62		0.91	13
35.52	7.27	20,538	0.89	1.79		0.99	15
35.47	8.07	17,231	0.89	1.43	(f)	1.00	23
33.55	15.10	34	1.00	1.05		1.08	24

37.25	8.91	7,931	0.74	1.73		0.76	13
35.62	7.41	8,018	0.74	1.85		0.84	15
35.57	8.25	6,114	0.76	1.41	(f)	0.88	23
33.59	15.27	422	0.83	1.14		0.89	24

37.28	8.94	5,037,614	0.64	1.84		0.66	13
35.67	7.57	4,025,348	0.64	2.02		0.74	15
35.60	8.31	3,869,991	0.67	1.52	(f)	0.75	23
33.61	15.35	3,069,390	0.74	1.39		0.75	24

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	53

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), an open-end management investment company, was organized as a Massachusetts business trust on September 23, 1997.

J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”, and with JPM I, JPM II and JPMMFIT, collectively, the “Trusts”), an open-end management investment company, was organized as a Maryland corporation on August 19, 1997.

The following are 5 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversification Classification
JPMorgan Growth Advantage Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMMFIT	Diversified
JPMorgan Mid Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Mid Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Mid Cap Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMFMFG	Diversified
JPMorgan Value Advantage Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified

The investment objective of JPMorgan Growth Advantage Fund (“Growth Advantage Fund”) and JPMorgan Mid Cap Equity Fund (“Mid Cap Equity Fund”) is to seek to provide long-term capital growth.

The investment objective of JPMorgan Mid Cap Growth Fund (“Mid Cap Growth Fund”) is to seek growth of capital.

The investment objective of JPMorgan Mid Cap Value Fund (“Mid Cap Value Fund”) is to seek growth from capital appreciation.

The investment objective of JPMorgan Value Advantage Fund (“Value Advantage Fund”) is to seek to provide long-term total return from a combination of income and capital gains.

Class L Shares of the Mid Cap Value Fund and the Value Advantage Fund are publicly offered only on a limited basis. Investors are not eligible to purchase Class L Shares of these Funds unless they meet certain requirements as described in the Funds’ prospectuses.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectuses. Class C Shares automatically convert to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, thus, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the “Boards”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring

54	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis, with the AVC and the Boards.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Growth Advantage Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,600,447	$—	$—	$9,600,447

Mid Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,729,489	$—	$—	$1,729,489

Mid Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,054,896	$—	$—	$5,054,896

Mid Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$17,318,273	$—	$—	$17,318,273

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	55

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019 (Unaudited) (continued)

Value Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (b)	$12,132,675	$—	$—	(c)	$12,132,675

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOIs. Please refer to the SOIs for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of rights. Please refer to the SOI for industry specifics of portfolio holdings.
(c)	Amount rounds to less than one thousand.

There were no transfers into or out of level 3 for the six months ended December 31, 2019.

B. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability.

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of December 31, 2019 (amounts in thousands).

	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Growth Advantage Fund	$179,510	$(179,510)	$—
Mid Cap Equity Fund	9,779	(9,779)	—
Mid Cap Growth Fund	147,700	(147,700)	—
Mid Cap Value Fund	193,021	(193,021)	—
Value Advantage Fund	185,815	(185,815)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

56	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.16% to 0.06%. For the six months ended December 31, 2019, JPMIM waived fees associated with the Funds’ investment in the JPMorgan U.S. Government Money Market Fund as follows (amounts in thousands):

Growth Advantage Fund	$15
Mid Cap Equity Fund	6
Mid Cap Growth Fund	15
Mid Cap Value Fund	25
Value Advantage Fund	17

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).

C. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the tables below. Amounts in the tables below are in thousands.

Growth Advantage Fund

For the six months ended December 31, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2019	Shares at December 31, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.77% (a) (b)	$214,350	$1,343,220	$1,417,563	$4		$(20)	$139,991	139,949	$2,349		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.82% (a) (b)	157,046	479,000	472,000	(1	)*	(14)	164,031	164,015	1,744	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53% (a) (b)	36,180	389,503	407,254	—		—	18,429	18,429	311	*	—

Total	$407,576	$2,211,723	$2,296,817	$3		$(34)	$322,451		$4,404		$—

Mid Cap Equity Fund

For the six months ended December 31, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2019	Shares at December 31, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.77% (a) (b)	$97,782	$390,364	$444,100	$8		$(9)	$44,045	44,031	$843		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.82% (a) (b)	69,023	100,000	166,001	(7	)*	(5)	3,010	3,010	391	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53% (a) (b)	15,260	121,385	129,700	—		—	6,945	6,945	117	*	—

Total	$182,065	$611,749	$739,801	$1		$(14)	$54,000		$1,351		$—

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	57

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019 (Unaudited) (continued)

Mid Cap Growth Fund

For the six months ended December 31, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2019	Shares at December 31, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.77% (a) (b)	$113,766	$613,156	$670,500	$7		$(12)	$56,417	56,400	$1,375		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.82% (a) (b)	168,065	490,000	525,000	(11	)*	(15)	133,039	133,026	1,715	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53% (a) (b)	30,123	441,888	454,767	—		—	17,244	17,244	313	*	—

Total	$311,954	$1,545,044	$1,650,267	$(4)		$(27)	$206,700		$3,403		$—

Mid Cap Value Fund

For the six months ended December 31, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2019	Shares at December 31, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.77% (a) (b)	$715,289	$822,627	$1,284,956	$44		$(69)	$252,935	252,859	$5,470		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.82% (a) (b)	296,060	817,000	939,000	2	*	(25)	174,037	174,019	3,202	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53% (a) (b)	58,776	594,514	631,357	—		—	21,933	21,933	516	*	—

Total	$1,070,125	$2,234,141	$2,855,313	$46		$(94)	$448,905		$9,188		$—

Value Advantage Fund

For the six months ended December 31, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2019	Shares at December 31, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.77% (a) (b)	$181,870	$1,514,215	$1,373,659	$(18)	$(16)	$322,392	322,295	$3,151		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.82% (a) (b)	215,041	495,999	554,000	(9)*	(13)	157,018	157,003	2,051	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53% (a) (b)	42,795	466,658	477,570	—	—	31,883	31,883	367	*	—

Total	$439,706	$2,476,872	$2,405,229	$(27)	$(29)	$511,293		$5,569		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2019.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

58	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, and dividend expense on securities sold short, are recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

E. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended December 31, 2019 are as follows (amounts in thousands):

	Class A	Class C	Class I	Class L	Class R2		Class R3		Class R4		Class R5		Class R6	Total
Growth Advantage Fund
Transfer agency fees	$73	$31	$23	n/a	$—	(a)	$—	(a)	$—	(a)	$2		$26	$155
Mid Cap Equity Fund
Transfer agency fees	16	1	4	n/a	—	(a)	n/a		n/a		—	(a)	10	31
Mid Cap Growth Fund
Transfer agency fees	165	4	16	n/a	14		1		—	(a)	3		35	238
Mid Cap Value Fund
Transfer agency fees	62	5	21	$329	4		—	(a)	—	(a)	—	(a)	17	438
Value Advantage Fund
Transfer agency fees	48	25	19	22	—	(a)	—	(a)	—	(a)	—	(a)	19	133

(a)	Amount rounds to less than one thousand.

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of December 31, 2019, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least annually. Distributions are declared separately for each class of each Fund. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.55	%(1)
Mid Cap Equity Fund	0.65
Mid Cap Growth Fund	0.65
Mid Cap Value Fund	0.65
Value Advantage Fund	0.55	(1)

(1)	Prior to August 1, 2019, the investment advisory fee was accrued daily and paid monthly at an annual rate of 0.65% on each Fund’s respective average daily net assets.

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	59

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019 (Unaudited) (continued)

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the six months ended December 31, 2019, the effective annualized rate for Growth Advantage Fund, Mid Cap Equity Fund, Mid Cap Growth Fund, Mid Cap Value Fund and Value Advantage Fund was 0.08%, 0.08%, 0.08%, 0.07% and 0.07%, respectively, of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R3
Growth Advantage Fund	0.25%	0.75%	0.50%	0.25%
Mid Cap Equity Fund	0.25	0.75	0.50	n/a
Mid Cap Growth Fund	0.25	0.75	0.50	0.25
Mid Cap Value Fund	0.25	0.75	0.50	0.25
Value Advantage Fund	0.25	0.75	0.50	0.25

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2019, JPMDS retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
Growth Advantage Fund	$199	$4
Mid Cap Equity Fund	62	—
Mid Cap Growth Fund	49	—	(a)
Mid Cap Value Fund	34	—	(a)
Value Advantage Fund	71	—	(a)

(a)	Amount rounds to less than one thousand.

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Growth Advantage Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Mid Cap Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
Mid Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Mid Cap Value Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Value Advantage Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

60	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C		Class I	Class L	Class R2	Class R3		Class R4		Class R5		Class R6
Growth Advantage Fund	1.14%	1.64%		0.89%	n/a	1.39%	1.14%		n/a	(1)	n/a	(1)	n/a	(1)
Mid Cap Equity Fund	1.14	1.64		0.89	n/a	1.39	n/a		n/a		0.74%		0.64%
Mid Cap Growth Fund	1.24	n/a	(2)	0.93	n/a	1.49	n/a	(2)	0.99%		0.79		0.74
Mid Cap Value Fund	1.24	1.75		0.99	0.75%	1.50	1.25		1.00		0.85		0.73
Value Advantage Fund	1.14	1.64		0.89	0.75	1.39	1.14		0.89		0.74		0.64

(1)

Effective November 1, 2019, the contractual expense limitation for Class R4, Class R5 and Class R6 Shares expired. Prior to November 1, 2019, the contractual expense limitation was 0.89%, 0.74% and 0.64% for Class R4, Class R5 and Class R6 Shares, respectively.

(2)

Effective November 1, 2019, the contractual expense limitation for Class C and Class R3 Shares expired. Prior to November 1, 2019, the contractual expense limitation was 1.74% and 1.24% for Class C and Class R3 Shares, respectively.

The expense limitation agreements were in effect for the six months ended December 31, 2019 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2020.

For the six months ended December 31, 2019, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Growth Advantage Fund	$521	$348	$116	$985	$7
Mid Cap Equity Fund	776	518	15	1,309	—	(a)
Mid Cap Growth Fund	67	42	612	721	13
Mid Cap Value Fund	86	51	3,835	3,972	13
Value Advantage Fund	565	376	77	1,018	14

(a)	Amount rounds to less than one thousand.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral.

The amount of waivers resulting from investments in these money market funds for the six months ended December 31, 2019 was as follows (amounts in thousands):

Growth Advantage Fund	$165
Mid Cap Equity Fund	62
Mid Cap Growth Fund	102
Mid Cap Value Fund	397
Value Advantage Fund	197

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	61

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019 (Unaudited) (continued)

During the six months ended December 31, 2019, Mid Cap Equity Fund and Mid Cap Growth Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended December 31, 2019, purchases and sales of investments (excluding short-term investments and transfers in-kind) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Growth Advantage Fund	$1,369,139	$2,232,388
Mid Cap Equity Fund	382,865	350,687
Mid Cap Growth Fund	954,816	935,310
Mid Cap Value Fund	1,010,873	1,425,477
Value Advantage Fund	1,546,128	1,438,927

During the six months ended December 31, 2019, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2019 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$5,591,163	$4,071,736	$62,452	$4,009,284
Mid Cap Equity Fund	1,037,717	707,050	15,278	691,772
Mid Cap Growth Fund	3,569,209	1,536,564	50,877	1,485,687
Mid Cap Value Fund	10,442,705	7,141,032	265,464	6,875,568
Value Advantage Fund	8,410,214	3,921,581	199,120	3,722,461

Late year ordinary losses incurred after December 31 as well as net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended June 30, 2019, the following Funds deferred to July 1, 2019 late year ordinary losses and post-October capital losses of (amounts in thousands):

	Net Capital Losses		Late Year Ordinary Loss Deferral
	Short-Term	Long-Term
Growth Advantage Fund	$32,062	$—	$150
Mid Cap Equity Fund	1,839	—	—
Mid Cap Growth Fund	23,877	—	3,796
Mid Cap Value Fund	15,200	—	—
Value Advantage Fund	5,503	—	—

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Funds had no borrowings outstanding from another fund during the six months ended December 31, 2019.

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 2, 2020.

62	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2019.

The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month London InterBank Offered Rate (“LIBOR”). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 13, 2019, this agreement has been amended and restated for a term of 364 days, unless extended.

The Funds did not utilize the Credit Facility during the six months ended December 31, 2019.

7. Redemptions in-Kind

On October 14, 2019, certain shareholders sold Class R6 Shares of Mid Cap Equity Fund. The portfolio securities were delivered primarily by means of a redemption in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as detailed below (amounts in thousands):

	Value		Realized Gains (Losses)	Type
Mid Cap Equity Fund	$1,200,715	*	$234,072	Redemption in-kind

*	This amount includes cash of approximately $42,541,000 associated with the redemption in-kind.

8. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of December 31, 2019, the Funds had individual shareholder and/or omnibus accounts which owned more than 10% of the respective Fund’s outstanding shares as follows:

	Number of individual shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of individual shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Growth Advantage Fund	1	12.8%	1	19.0%
Mid Cap Equity Fund	1	10.2	1	50.2
Mid Cap Growth Fund	—	—	1	17.1
Mid Cap Value Fund	—	—	2	33.5
Value Advantage Fund	—	—	3	32.8

As of December 31, 2019, the JPMorgan SmartRetirement Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of the following Funds:

JPMorgan SmartRetirement Funds
Growth Advantage Fund	19.9%
Value Advantage Fund	23.6

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	63

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019 (Unaudited) (continued)

used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain investments of a Fund and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

64	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, July 1, 2019, and continued to hold your shares at the end of the reporting period, December 31, 2019.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Growth Advantage Fund
Class A
Actual	$1,000.00	$1,103.10	$6.03	1.14%
Hypothetical	1,000.00	1,019.41	5.79	1.14
Class C
Actual	1,000.00	1,100.40	8.66	1.64
Hypothetical	1,000.00	1,016.89	8.31	1.64
Class I
Actual	1,000.00	1,104.50	4.71	0.89
Hypothetical	1,000.00	1,020.66	4.52	0.89
Class R2
Actual	1,000.00	1,101.30	7.34	1.39
Hypothetical	1,000.00	1,018.15	7.05	1.39
Class R3
Actual	1,000.00	1,103.00	6.03	1.14
Hypothetical	1,000.00	1,019.41	5.79	1.14
Class R4
Actual	1,000.00	1,104.60	4.71	0.89
Hypothetical	1,000.00	1,020.66	4.52	0.89
Class R5
Actual	1,000.00	1,105.50	3.92	0.74
Hypothetical	1,000.00	1,021.42	3.76	0.74
Class R6
Actual	1,000.00	1,106.10	3.39	0.64
Hypothetical	1,000.00	1,021.92	3.25	0.64

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	65

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Mid Cap Equity Fund
Class A
Actual	$1,000.00	$1,073.10	$5.94	1.14%
Hypothetical	1,000.00	1,019.41	5.79	1.14
Class C
Actual	1,000.00	1,070.50	8.54	1.64
Hypothetical	1,000.00	1,016.89	8.31	1.64
Class I
Actual	1,000.00	1,074.60	4.64	0.89
Hypothetical	1,000.00	1,020.66	4.52	0.89
Class R2
Actual	1,000.00	1,071.80	7.24	1.39
Hypothetical	1,000.00	1,018.15	7.05	1.39
Class R5
Actual	1,000.00	1,075.40	3.86	0.74
Hypothetical	1,000.00	1,021.42	3.76	0.74
Class R6
Actual	1,000.00	1,075.80	3.34	0.64
Hypothetical	1,000.00	1,021.92	3.25	0.64

JPMorgan Mid Cap Growth Fund
Class A
Actual	1,000.00	1,077.80	6.48	1.24
Hypothetical	1,000.00	1,018.90	6.29	1.24
Class C
Actual	1,000.00	1,075.50	9.08	1.74
Hypothetical	1,000.00	1,016.39	8.82	1.74
Class I
Actual	1,000.00	1,079.60	4.86	0.93
Hypothetical	1,000.00	1,020.46	4.72	0.93
Class R2
Actual	1,000.00	1,076.40	7.78	1.49
Hypothetical	1,000.00	1,017.65	7.56	1.49
Class R3
Actual	1,000.00	1,078.00	6.48	1.24
Hypothetical	1,000.00	1,018.90	6.29	1.24
Class R4
Actual	1,000.00	1,079.20	5.17	0.99
Hypothetical	1,000.00	1,020.16	5.03	0.99
Class R5
Actual	1,000.00	1,080.60	4.13	0.79
Hypothetical	1,000.00	1,021.17	4.01	0.79
Class R6
Actual	1,000.00	1,081.00	3.87	0.74
Hypothetical	1,000.00	1,021.42	3.76	0.74

JPMorgan Mid Cap Value Fund
Class A
Actual	1,000.00	1,068.40	6.45	1.24
Hypothetical	1,000.00	1,018.90	6.29	1.24
Class C
Actual	1,000.00	1,065.70	9.03	1.74
Hypothetical	1,000.00	1,016.39	8.82	1.74
Class I
Actual	1,000.00	1,070.00	5.10	0.98
Hypothetical	1,000.00	1,020.21	4.98	0.98

66	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Mid Cap Value Fund (continued)
Class L
Actual	$1,000.00	$1,071.10	$3.90	0.75%
Hypothetical	1,000.00	1,021.37	3.81	0.75
Class R2
Actual	1,000.00	1,067.10	7.74	1.49
Hypothetical	1,000.00	1,017.65	7.56	1.49
Class R3
Actual	1,000.00	1,068.50	6.40	1.23
Hypothetical	1,000.00	1,018.95	6.24	1.23
Class R4
Actual	1,000.00	1,069.90	5.10	0.98
Hypothetical	1,000.00	1,020.21	4.98	0.98
Class R5
Actual	1,000.00	1,070.70	4.32	0.83
Hypothetical	1,000.00	1,020.96	4.22	0.83
Class R6
Actual	1,000.00	1,071.40	3.80	0.73
Hypothetical	1,000.00	1,021.47	3.71	0.73

JPMorgan Value Advantage Fund
Class A
Actual	1,000.00	1,086.70	5.98	1.14
Hypothetical	1,000.00	1,019.41	5.79	1.14
Class C
Actual	1,000.00	1,084.00	8.59	1.64
Hypothetical	1,000.00	1,016.89	8.31	1.64
Class I
Actual	1,000.00	1,088.00	4.67	0.89
Hypothetical	1,000.00	1,020.66	4.52	0.89
Class L
Actual	1,000.00	1,088.80	3.89	0.74
Hypothetical	1,000.00	1,021.42	3.76	0.74
Class R2
Actual	1,000.00	1,085.30	7.29	1.39
Hypothetical	1,000.00	1,018.15	7.05	1.39
Class R3
Actual	1,000.00	1,086.50	5.98	1.14
Hypothetical	1,000.00	1,019.41	5.79	1.14
Class R4
Actual	1,000.00	1,088.10	4.67	0.89
Hypothetical	1,000.00	1,020.66	4.52	0.89
Class R5
Actual	1,000.00	1,089.10	3.89	0.74
Hypothetical	1,000.00	1,021.42	3.76	0.74
Class R6
Actual	1,000.00	1,089.40	3.36	0.64
Hypothetical	1,000.00	1,021.92	3.25	0.64

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

DECEMBER 31, 2019	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	67

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2019, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 14, 2019.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”). The Trustees’ independent consultant also provided additional analyses of the performance of the Funds as compared to the Funds’ objectives and peer groups. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined and that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management, personnel changes, if any, and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team, including personnel changes, if any. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of the administrative services provided by the Adviser in its role as administrator.

The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes

68	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administrative services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted each Fund with fee waivers and contractual expense limitations (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale, as well as each Fund that had achieved scale and no longer had a Fee Cap in place for some or all of its classes. The Trustees noted that the fees remain competitive with peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders, and that, for those J.P. Morgan Funds that had achieved scale and no longer had Fee Caps in place for some or all of their classes, through lower average expenses as asset levels had increased, in addition to the reinvestment that ensures sufficient resources in terms of personnel and infrastructure to support the Funds.

Independent Written Evaluation of the Funds’ Senior/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Mid Cap Growth Fund and Mid Cap Value Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Growth Advantage Fund, Mid Cap Equity Fund, and Value Advantage Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge/Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge/Lipper investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge/Lipper’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Broadridge/Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge/Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Growth Advantage Fund’s performance for Class A and Class I shares was in the fourth, second and second quintiles based upon the Peer Group, and in the second, second and first quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2018, respectively. The Trustees noted that the performance for Class R6 shares was in the fourth and second quintiles based upon the Peer Group for the one- and three-year periods ended December 31, 2018, and in the second, first and first quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2018, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the Mid Cap Equity Fund’s performance for Class A shares was in the fourth, third and second quintiles based upon the Peer Group, and in the fourth, fourth and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2018, respectively. The Trustees noted that the performance for Class I shares was in the fourth, fourth and third quintiles based upon both the Peer Group and Universe, for the one-, three-, and five-year periods ended December 31, 2018, respectively. The Trustees noted that the performance for Class R6 shares was in the fourth quintile based upon the Peer Group for both the one- and three-year periods ended December 31, 2018, and in the third and fourth quintiles based upon the Universe for the one- and three-year periods ended December 31, 2018, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the Mid Cap Growth Fund’s performance for Class A shares was in the fifth quintile based upon the Peer Group, and in the fourth quintile based upon the Universe, for each of the one-, three-, and five-year periods ended December 31, 2018. The Trustees noted that the performance for Class I shares was in the fifth, fourth and fourth quintiles based upon the Peer Group, and in the fourth, fourth and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2018, respectively. The Trustees noted that the performance for Class R6 shares was in

70	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

the fourth quintile based upon the Peer Group for each of one-, three- and five-year periods ended December 31, 2018, and in the fourth, fourth and third quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2018, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the Mid Cap Value Fund’s performance for Class A shares was in the second, second and first quintiles based upon the Peer Group, and in the fourth, fourth and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2018, respectively. The Trustees noted that the performance for Class I shares was in the third, second and first quintiles based upon the Peer Group, and in the third, fourth and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2018, respectively. The Trustees noted that the performance for Class R6 shares was in the third quintile based upon both the Peer Group and Universe for the one-year period ended December 31, 2018. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Board’s equity committee at each of its regularly scheduled meetings over the course of the next year.

The Trustees noted that the Value Advantage Fund’s performance for Class A shares was in the third, second and second quintiles based upon the Peer Group, and in the second, third and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2018, respectively. The Trustees noted that the performance for Class I shares was in the first quintile based upon the Peer Group, and in the second quintile based upon the Universe, for each of the one-, three-, and five-year periods ended December 31, 2018. The Trustees noted that the performance for Class R6 shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, for the one-year period ended December 31, 2018. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge/Lipper concerning management fee rates paid by other funds in the same Broadridge/Lipper category as each Fund. The Trustees recognized that Broadridge/Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates and that changes made to the administration agreement in January 2019 were reflected in such rate. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group ranking were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio after taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and where deemed appropriate by the Trustees, additional waivers and/or reimbursements. In addition, the Trustees noted the reduction to the Growth Advantage Fund’s and Value Advantage Fund’s contractual advisory fee effective August 1, 2019. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Growth Advantage Fund’s net advisory fee for Class A shares was in the fourth and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fifth and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the third and first quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, including a reduction to the contractual advisory fee effective August 1, 2019, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Mid Cap Equity Fund’s net advisory fee for Class A shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

the actual total expenses for Class A shares were in the third quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the third quintile based upon both the Peer Group and Universe, and actual total expenses for Class I shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile based upon both the Peer Group and Universe, and actual total expenses for Class R6 shares were in the second quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Mid Cap Growth Fund’s net advisory fee for Class A shares was in the fourth and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fifth and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the fifth and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the third and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the second quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Mid Cap Value Fund’s net advisory fee for Class A shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and actual total expenses for Class A shares were in the fifth and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Value Advantage Fund’s net advisory fee Class A shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the third and fourth quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and fourth quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second quintile based upon both the Peer Group and Universe. After considering the factors identified above, including a reduction to the contractual advisory fee effective August 1, 2019, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

72	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2019

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-PORT. Prior to March 31, 2019, each Fund filed a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Form N-PORT and Form N-Q are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2019. All rights reserved. December 2019.	SAN-MC-1219

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
February 28, 2020

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
February 28, 2020